UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05550
The Alger Portfolios
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
12/31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Portfolio
Class I-2 / ALVOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$53	0.93%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Portfolio Class I-2 returned 28.08% for the fiscal six-month period ended June 30, 2024, compared to the 20.70% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; Microsoft Corp.; Meta Platforms Inc; Amazon.com, Inc.; and Natera, Inc. were the top contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc.; Snowflake, Inc.; Humana Inc.; MongoDB, Inc.; and Adobe Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class I-2	41.69%	16.58%	14.63%
Russell 1000 Growth Index	33.48%	19.34%	16.33%
S&P 500 Index	24.56%	15.05%	12.86%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$603,172,776
Total number of portfolio holdings[1]	75
Portfolio turnover rate as of the end of the reporting period	32.21%
[1]	Excludes Money Market Funds.
Sector Allocation†
Communication Services	15.4%
Consumer Discretionary	10.5%
Consumer Staples	0.4%
Energy	0.3%
Financials	3.9%
Healthcare	11.7%
Industrials	7.0%
Information Technology	47.4%
Materials	1.0%
Real Estate	0.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or the Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Capital Appreciation Portfolio
Class S
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$67	1.18%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Portfolio Class S returned 27.92% for the fiscal six-month period ended June 30, 2024, compared to the 20.70% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; Microsoft Corp.; Meta Platforms Inc; Amazon.com, Inc.; and Natera, Inc. were the top contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc.; Snowflake, Inc.; Humana Inc.; MongoDB, Inc.; and Adobe Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class S shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class S	41.34%	16.29%	14.33%
Russell 1000 Growth Index	33.48%	19.34%	16.33%
S&P 500 Index	24.56%	15.05%	12.86%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$603,172,776
Total number of portfolio holdings[1]	75
Portfolio turnover rate as of the end of the reporting period	32.21%
[1]	Excludes Money Market Funds.
Sector Allocation†
Communication Services	15.4%
Consumer Discretionary	10.5%
Consumer Staples	0.4%
Energy	0.3%
Financials	3.9%
Healthcare	11.7%
Industrials	7.0%
Information Technology	47.4%
Materials	1.0%
Real Estate	0.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or the Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Large Cap Growth Portfolio
Class I-2 / AAGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$46	0.82%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 23.28% for the fiscal six-month period ended June 30, 2024, compared to the 20.70% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Information Technology.
Contributors to Performance
The Industrials and Consumer Discretionary sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Natera, Inc.; Microsoft Corporation; Amazon.com, Inc.; and Meta Platforms Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Tesla, Inc.; Shopify, Inc.; Adobe Inc.; MarketAxess Holdings Inc.; and SLB were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Large Cap Growth Portfolio Class I-2	29.63%	14.62%	12.65%
Russell 1000 Growth Index	33.48%	19.34%	16.33%
S&P 500 Index	24.56%	15.05%	12.86%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$339,526,818
Total number of portfolio holdings[1]	53
Portfolio turnover rate as of the end of the reporting period	36.22%
[1]	Excludes Money Market Funds.
Sector Allocation†
Communication Services	15.0%
Consumer Discretionary	12.9%
Energy	0.9%
Exchange Traded Fund	2.3%
Financials	1.5%
Healthcare	11.0%
Industrials	13.0%
Information Technology	37.0%
Mutual Fund	2.4%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or the Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Growth & Income Portfolio
Class I-2 / AIGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$51	0.95%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 14.74% for the fiscal six-month period ended June 30, 2024, compared to the 15.29% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Industrials and Real Estate sectors provided the largest contributions to relative performance. Regarding individual positions, Microsoft Corporation; Broadcom Inc.; KLA Corporation; Alphabet Inc.; and Eli Lilly and Company were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Starbucks Corporation; Adobe Inc.; McDonald's Corporation; Comcast Corporation; and Crown Castle Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Portfolio Class I-2	24.65%	15.52%	12.42%
S&P 500 Index	24.56%	15.05%	12.86%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$41,762,047
Total number of portfolio holdings[1]	78
Portfolio turnover rate as of the end of the reporting period	1.67%
[1]	Excludes Money Market Funds.
Sector Allocation†
Communication Services	10.3%
Consumer Discretionary	8.0%
Consumer Staples	6.2%
Energy	4.9%
Financials	12.8%
Healthcare	12.3%
Industrials	6.5%
Information Technology	33.8%
Materials	1.8%
Real Estate	2.1%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.3)%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or the Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Growth Portfolio
Class I-2 / AMGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$50	0.96%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 8.31% for the fiscal six-month period ended June 30, 2024, compared to the 5.98% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Vertiv Holdings Co.; Natera, Inc.; Spotify Technology SA; Diamondback Energy, Inc.; and Amphenol Corporation were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Repligen Corporation; MongoDB, Inc.; Globant SA; Five Below, Inc.; and Lattice Semiconductor Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Portfolio Class I-2	12.10%	8.25%	8.77%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
S&P 500 Index	24.56%	15.05%	12.86%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$137,368,384
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	29.09%
[1]	Excludes Money Market Funds.
Sector Allocation†
Communication Services	8.1%
Consumer Discretionary	11.2%
Consumer Staples	1.2%
Energy	2.7%
Exchange Traded Fund	3.4%
Financials	6.8%
Healthcare	12.3%
Industrials	18.9%
Information Technology	29.3%
Materials	1.7%
Real Estate	4.1%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or the Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Growth Portfolio
Class I-2 / AASOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$53	1.05%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 1.69% for the fiscal six-month period ended June 30, 2024, compared to the 4.44% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Health Care and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Materials sectors provided the largest contributions to relative performance. Regarding individual positions, Wingstop, Inc.; MicroStrategy Incorporated; Viking Therapeutics, Inc.; Manhattan Associates, Inc.; and Q2 Holdings, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Cabaletta Bio, Inc.; 908 Devices Inc.; Sprout Social, Inc.; Xometry, Inc.; and DLocal Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Portfolio Class I-2	6.87%	2.82%	7.17%
Russell 2000 Growth Index	9.14%	6.17%	7.39%
S&P 500 Index	24.56%	15.05%	12.86%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$148,201,951
Total number of portfolio holdings[1]	105
Portfolio turnover rate as of the end of the reporting period	17.97%
[1]	Excludes Money Market Funds.
Sector Allocation†
Communication Services	3.1%
Consumer Discretionary	16.8%
Consumer Staples	3.6%
Energy	4.7%
Financials	2.0%
Healthcare	25.1%
Industrials	8.4%
Information Technology	29.7%
Materials	0.7%
Short-Term Investments and Other Net Assets	5.9%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or the Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Balanced Portfolio
Class I-2 / ABLOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$57	1.09%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 10.88% during the fiscal six-month period ended June 30, 2024. The equity portion of the Fund underperformed the 15.29% return of the S&P 500 Index and the fixed income portion of the Fund underperformed the -0.68% return of the Bloomberg U.S. Government/Credit Bond Index. Regarding the equity portion of the Fund, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Financials and the largest sector underweight was Information Technology.
Contributors to Performance
The Industrials and Financials sectors provided the largest contributions to relative performance. Regarding individual positions, Microsoft Corporation; Broadcom Inc.; KLA Corporation; Alphabet Inc.; and Eli Lilly and Company were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Communication Services sectors were the largest detractors from relative performance. Regarding individual positions, Starbucks Corporation; Adobe Inc.; McDonald's Corporation; Comcast Corporation; and Crown Castle Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Tighter Credit Spread	Positive for Fixed Income	Credit spreads narrowed during the period due to strong economic data.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Rising U.S. Government Bond Yields	Negative for Fixed Income	U.S. Government Bond yields rose during the period due to persistent inflation and strong economic data.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of Class I-2 shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	5 Years	10 Years
Alger Balanced Portfolio Class I-2	18.50%	10.39%	8.76%
Bloomberg U.S. Gov't/Credit Bond Index	2.74%	(0.07)%	1.51%
S&P 500 Index	24.56%	15.05%	12.86%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$60,143,166
Total number of portfolio holdings[1]	101
Portfolio turnover rate as of the end of the reporting period	2.99%
[1]	Excludes Money Market Funds.
Sector Allocation†
Communication Services	7.6%
Consumer Discretionary	5.9%
Consumer Staples	4.5%
Energy	3.7%
Financials	9.6%
Healthcare	9.2%
Industrials	4.8%
Information Technology	25.1%
Materials	1.4%
Real Estate	1.5%
Utilities	1.1%
Total Equities	74.4%
Corporate Bonds	25.4%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, and administrator from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or the Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. INVESTMENTS.

(a)   A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)   Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN_END MANAGEMENT INVESTMENT COMPANIES.

THE ALGER PORTFOLIOS
Alger Capital Appreciation Portfolio
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2024 (UNAUDITED)

ALGER CAPITAL APPRECIATION PORTFOLIO

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.9%
ADVERTISING—0.4%
The Trade Desk, Inc., Cl. A*	22,037	$ 2,152,354
AEROSPACE & DEFENSE—2.5%
HEICO Corp.	3,754	839,432
HEICO Corp., Cl. A	35,291	6,264,858
TransDigm Group, Inc.	6,133	7,835,582

		14,939,872
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	10,442	2,506,080
APPLICATION SOFTWARE—4.9%
Adobe, Inc.*	16,034	8,907,528
AppLovin Corp., Cl. A*	136,618	11,369,350
Cadence Design Systems, Inc.*	16,376	5,039,714
HubSpot, Inc.*	5,402	3,186,046
Intuit, Inc.	377	247,768
Synopsys, Inc.*	1,714	1,019,933

		29,770,339
AUTOMOBILE MANUFACTURERS—0.2%
Tesla, Inc.*	6,471	1,280,482
BIOTECHNOLOGY—4.6%
Amgen, Inc.	12,426	3,882,504
Ascendis Pharma A/S ADR*	9,668	1,318,522
Madrigal Pharmaceuticals, Inc.*	5,181	1,451,509
Natera, Inc.*	131,783	14,270,781
Nuvalent, Inc., Cl. A*	7,659	581,012
Sarepta Therapeutics, Inc.*	14,976	2,366,208
Vaxcyte, Inc.*	47,983	3,623,196
Vertex Pharmaceuticals, Inc.*	298	139,678

		27,633,410
BROADLINE RETAIL—8.7%
Amazon.com, Inc.*	229,087	44,271,063
MercadoLibre, Inc.*	5,031	8,267,945

		52,539,008
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	9,720	1,716,552
CASINOS & GAMING—0.9%
DraftKings, Inc., Cl. A*	135,154	5,158,828
Flutter Entertainment PLC*	2,388	434,373

		5,593,201
COAL & CONSUMABLE FUELS—0.2%
Cameco Corp.	20,594	1,013,225
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	11,358	$ 2,885,954
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Wabtec Corp.	17,963	2,839,052
CONSTRUCTION MATERIALS—0.7%
Martin Marietta Materials, Inc.	7,633	4,135,559
CONSUMER STAPLES MERCHANDISE RETAIL—0.4%
Walmart, Inc.	33,319	2,256,030
COPPER—0.3%
Freeport-McMoRan, Inc.	39,259	1,907,987
DIVERSIFIED BANKS—0.5%
Citigroup, Inc.	47,341	3,004,260
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	22,878	4,581,777
NextEra Energy, Inc.	9,618	681,051
NRG Energy, Inc.	36,233	2,821,101

		8,083,929
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp. PLC	4,491	1,408,153
Vertiv Holdings Co., Cl. A	89,836	7,777,103

		9,185,256
ENVIRONMENTAL & FACILITIES SERVICES—1.3%
GFL Environmental, Inc.	207,514	8,078,520
FINANCIAL EXCHANGES & DATA—1.3%
S&P Global, Inc.	18,154	8,096,684
FOOTWEAR—0.3%
On Holding AG, Cl. A*	41,195	1,598,366
HEALTHCARE DISTRIBUTORS—0.9%
McKesson Corp.	9,396	5,487,640
HEALTHCARE EQUIPMENT—3.8%
Boston Scientific Corp.*	110,557	8,513,995
Dexcom, Inc.*	21,032	2,384,608
Edwards Lifesciences Corp.*	8,907	822,740
Intuitive Surgical, Inc.*	17,530	7,798,220
Stryker Corp.	10,309	3,507,637

		23,027,200
HOMEFURNISHING RETAIL—0.0%
RH*	165	40,333
INTERACTIVE HOME ENTERTAINMENT—0.1%
Take-Two Interactive Software, Inc.*	3,776	587,130
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
INTERACTIVE MEDIA & SERVICES—11.4%
Alphabet, Inc., Cl. C	113,526	$ 20,822,939
Meta Platforms, Inc., Cl. A	77,698	39,176,886
Pinterest, Inc., Cl. A*	204,275	9,002,399

		69,002,224
INTERNET SERVICES & INFRASTRUCTURE—0.3%
Shopify, Inc., Cl. A*	29,346	1,938,303
LIFE SCIENCES TOOLS & SERVICES—0.6%
Danaher Corp.	14,236	3,556,865
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	4,135	2,105,790
MOVIES & ENTERTAINMENT—3.5%
Liberty Media Corp. Series C Liberty Formula One *	68,091	4,891,657
Netflix, Inc.*	18,738	12,645,902
Spotify Technology SA*	12,162	3,816,314

		21,353,873
OIL & GAS EXPLORATION & PRODUCTION—0.2%
Diamondback Energy, Inc.	5,138	1,028,576
PASSENGER GROUND TRANSPORTATION—0.4%
Uber Technologies, Inc.*	30,568	2,221,682
PHARMACEUTICALS—1.5%
Eli Lilly & Co.	9,690	8,773,132
SEMICONDUCTORS—20.9%
Advanced Micro Devices, Inc.*	32,625	5,292,101
Broadcom, Inc.	8,444	13,557,095
Marvell Technology, Inc.	108,918	7,613,368
Micron Technology, Inc.	54,333	7,146,420
NVIDIA Corp.	648,310	80,092,218
ON Semiconductor Corp.*	492	33,727
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	70,609	12,272,550

		126,007,479
SYSTEMS SOFTWARE—15.0%
Microsoft Corp.	192,563	86,066,033
ServiceNow, Inc.*	5,538	4,356,578

		90,422,611
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	170,247	35,857,423
Dell Technologies, Inc., Cl. C	11,434	1,576,863

		37,434,286
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
Visa, Inc., Cl. A	45,787	$ 12,017,714
TOTAL COMMON STOCKS (Cost $326,163,285)		596,220,958
PREFERRED STOCKS—0.0%
DIVERSIFIED FINANCIAL SERVICES—0.0%
Chime Financial, Inc.,Series G(a),*,@	6,689	238,128
(Cost $462,008)		238,128
REAL ESTATE INVESTMENT TRUST—0.8%
DATA CENTER—0.8%
Equinix, Inc.	6,378	4,825,595
(Cost $5,241,605)		4,825,595
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		412,870
(Cost $475,000)		412,870
TOTAL SPECIAL PURPOSE VEHICLE (Cost $475,000)		412,870
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(c)	2,476,886	2,476,886
(Cost $2,476,886)		2,476,886

Total Investments (Cost $334,818,784)	100.2%	$604,174,437
Affiliated Securities (Cost $475,000)		412,870
Unaffiliated Securities (Cost $334,343,784)		603,761,567
Liabilities in Excess of Other Assets	(0.2)%	(1,001,661)
NET ASSETS	100.0%	$603,172,776

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2024
Chime Financial, Inc.,Series G	8/24/21	$462,008	$238,128	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	475,000	412,870	0.1%
Total			$650,998	0.1%
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Alger Capital Appreciation Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$603,761,567
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	412,870
Cash and cash equivalents	4,508
Receivable for investment securities sold	1,503,435
Receivable for shares of beneficial interest sold	756,697
Dividends and interest receivable	111,907
Prepaid expenses	38,896
Total Assets	606,589,880
LIABILITIES:
Payable for shares of beneficial interest redeemed	1,243,063
Payable for investment securities purchased	1,692,590
Accrued investment advisory fees	342,427
Accrued fund accounting fees	44,156
Accrued professional fees	30,468
Accrued printing fees	25,423
Accrued administrative fees	11,626
Accrued distribution fees	9,631
Accrued transfer agent fees	4,679
Accrued trustee fees	4,495
Accrued shareholder administrative fees	4,228
Accrued custodian fees	3,357
Accrued other expenses	961
Total Liabilities	3,417,104
NET ASSETS	$603,172,776
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	338,501,109
Distributable earnings	264,671,667
NET ASSETS	$603,172,776
* Identified cost	$334,343,784 (a)
** Identified cost	$475,000 (a)

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger Capital Appreciation Portfolio
NET ASSETS BY CLASS:
Class I-2	$556,046,715
Class S	$47,126,061
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	5,550,056
Class S	529,909
NET ASSET VALUE PER SHARE:
Class I-2	$100.19
Class S	$88.93

(a)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$335,270,252, amounted to $268,904,185, which consisted of aggregate gross unrealized appreciation of
$270,036,091, and aggregate gross unrealized depreciation of $1,131,906.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statement of Operations for the six months ended June 30, 2024 (Unaudited)

Alger Capital Appreciation Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$1,019,799
Interest	91,275
Total Income	1,111,074
EXPENSES:
Investment advisory fees — Note 3	1,929,430
Administration fees — Note 3	65,505
Distribution fees — Note 3
Class S	56,504
Fund accounting fees	52,458
Professional fees	25,822
Printing fees	24,683
Shareholder administrative fees — Note 3	23,820
Custodian fees	23,300
Transfer agent fees — Note 3	21,294
Registration fees	13,410
Interest expenses	11,865
Trustee fees — Note 3	8,152
Other expenses	17,590
Total Expenses	2,273,833
NET INVESTMENT (LOSS)	(1,162,759)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	27,135,808
Net realized (loss) on foreign currency transactions	(770)
Total net realized gain	27,135,038
Net change in unrealized appreciation on unaffiliated investments	92,070,623
Net change in unrealized (depreciation) on affiliated investments	(13,338)
Net change in unrealized (depreciation) on foreign currency	(918)
Total change in unrealized appreciation	92,056,367
Net realized and unrealized gain on investments and foreign currency	119,191,405
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,028,646
* Foreign withholding taxes	$14,257
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Portfolio
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(1,162,759)	$(1,050,686)
Net realized gain	27,135,038	16,384,580
Net change in unrealized appreciation	92,056,367	128,063,360
Net increase in net assets resulting from operations	118,028,646	143,397,254
Dividends and distributions to shareholders:
Class I-2	—	—
Class S	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	56,183,034	(53,471,205)
Class S	(6,154,069)	(8,375,067)
Net increase (decrease) from shares of beneficial interest transactions — Note 6	50,028,965	(61,846,272)
Total increase	168,057,611	81,550,982
Net Assets:
Beginning of period	435,115,165	353,564,183
END OF PERIOD	$603,172,776	$435,115,165
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Portfolio	Class I-2
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019
Net asset value, beginning of period	$78.22	$54.65	$94.33	$99.96	$80.93	$68.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.21)	(0.16)	(0.08)	(0.52)	(0.25)	(0.01)
Net realized and unrealized gain (loss) on investments	22.18	23.73	(34.22)	19.51	33.91	22.74
Total from investment operations	21.97	23.57	(34.30)	18.99	33.66	22.73
Distributions from net realized gains	—	—	(5.38)	(24.62)	(14.63)	(9.87)
Net asset value, end of period	$100.19	$78.22	$54.65	$94.33	$99.96	$80.93
Total return	28.08%	43.13%	(36.52) %	19.13%	41.75%	33.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$556,047	$392,988	$317,119	$584,908	$573,297	$461,686
Ratio of net expenses to average net assets	0.93%	0.95%	0.94%	0.91%	0.93%	0.94%
Ratio of net investment loss to average net assets	(0.46) %	(0.24) %	(0.11) %	(0.47) %	(0.27) %	(0.01) %
Portfolio turnover rate	32.21%	79.29%	107.04%	89.50%	89.91%	74.35%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Portfolio	Class S
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019
Net asset value, beginning of period	$69.52	$48.69	$85.16	$92.49	$75.85	$64.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.28)	(0.29)	(0.23)	(0.73)	(0.45)	(0.21)
Net realized and unrealized gain (loss) on investments	19.69	21.12	(30.86)	18.02	31.72	21.49
Total from investment operations	19.41	20.83	(31.09)	17.29	31.27	21.28
Distributions from net realized gains	—	—	(5.38)	(24.62)	(14.63)	(9.87)
Net asset value, end of period	$88.93	$69.52	$48.69	$85.16	$92.49	$75.85
Total return	27.92%	42.78%	(36.69) %	18.83%	41.40%	33.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$47,126	$42,127	$36,445	$61,345	$58,436	$49,666
Ratio of net expenses to average net assets	1.18%	1.20%	1.19%	1.16%	1.18%	1.21%
Ratio of net investment loss to average net assets	(0.72) %	(0.49) %	(0.36) %	(0.72) %	(0.52) %	(0.28) %
Portfolio turnover rate	32.21%	79.29%	107.04%	89.50%	89.91%	74.35%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Capital Appreciation Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
The Portfolio offers Class I-2 shares and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Effective April 30, 2021, the Board of Trustees of the Fund (the “Board”) authorized a partial closing of the Portfolio’s Class S shares. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided in the Portfolio’s prospectus.
On May 23, 2023, the Board approved the transition of the Fund's custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the “Custodian”). This change became effective on March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of the Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America,

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

which require using estimates and assumptions that affect the reported amounts therein. This unaudited Semi-Annual Report reflects all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended June 30, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Portfolio(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.81%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Distribution Fees: The Fund adopted a Distribution Plan pursuant to which Class S shares of the Portfolio pay Fred Alger & Company, LLC, the Fund’s distributor and an affiliate of Alger Management (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of the average daily net assets of the Class S shares of the Portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Brokerage Commissions: During the six months ended June 30, 2024, the Portfolio paid Alger LLC $9,251 in connection with securities transactions.
(e) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex (as defined below), may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of June 30, 2024.
During the six months ended June 30, 2024, the Portfolio earned interfund loan interest income of $5,275 and incurred interest expenses of $11,865, which are included as interest income and interest expenses, respectively, in the accompanying Statement of Operations.
(f) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(g) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Focus Fund and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of  the Audit Committee receives a fee of  $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. The Board has adopted a policy requiring Trustees to receive a minimum of  10% of  their annual compensation in shares of  one or more of  the funds in the Alger Fund Complex.
(h) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2024, there were no interfund trades.
(i) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of June 30, 2024.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, in-kind transactions, and short-term securities, for the six months ended June 30, 2024:

	PURCHASES	SALES
Alger Capital Appreciation Portfolio	$155,273,483	$183,587,420
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian are included in Bank overdrafts in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(e). For the six months ended June 30, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Portfolio	$88,619	6.30%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2024 was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Portfolio	$5,529,000

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2024, and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Portfolio
Class I-2:
Shares sold	369,706	$33,403,221	731,090	$49,647,944
Subscriptions in-kind[1]	842,109	84,370,859	—	—
Dividends reinvested	—	—	—	—
Shares redeemed	(686,102)	(61,591,046)	(1,509,395)	(103,119,149)
Net increase (decrease)	525,713	$56,183,034	(778,305)	$(53,471,205)
Class S:
Shares sold	12,479	$981,016	24,441	$1,508,338
Dividends reinvested	—	—	—	—
Shares redeemed	(88,570)	(7,135,085)	(166,915)	(9,883,405)
Net decrease	(76,091)	$(6,154,069)	(142,474)	$(8,375,067)

[1]	Certain shareholders of the Portfolio subscribed for shares in-kind.
Subscriptions In-Kind: The Portfolio may receive payment for Fund shares purchased wholly or in part by receiving portfolio securities from shareholders. For the period ended June 30, 2024, the Portfolio had subscriptions in-kind in the amount of $84,370,859.
NOTE 7 — Income Tax Information:

At December 31, 2023, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $21,137,808. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$93,095,581	$93,095,581	$—	$—
Consumer Discretionary	63,557,470	63,123,097	434,373	—
Consumer Staples	2,256,030	2,256,030	—	—
Energy	2,041,801	2,041,801	—	—
Financials	23,118,658	23,118,658	—	—
Healthcare	70,584,037	70,584,037	—	—
Industrials	41,866,888	41,866,888	—	—
Information Technology	285,573,018	285,573,018	—	—
Materials	6,043,546	6,043,546	—	—
Utilities	8,083,929	8,083,929	—	—
TOTAL COMMON STOCKS	$596,220,958	$595,786,585	$434,373	$—
PREFERRED STOCKS
Financials	238,128	—	—	238,128
REAL ESTATE INVESTMENT TRUST
Real Estate	4,825,595	4,825,595	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	412,870	—	—	412,870
SHORT-TERM INVESTMENTS
Money Market Funds	2,476,886	2,476,886	—	—
TOTAL INVESTMENTS IN SECURITIES	$604,174,437	$603,089,066	$434,373	$650,998

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$245,821
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(7,693)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	238,128
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 *	(7,693)

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$426,208
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(13,338)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	412,870
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 *	(13,338)

*	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Portfolio Level 3 fair value measurements of its investments as of June 30, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio fair value measurements.

	Fair Value June 30, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$238,128	Market Approach	Revenue Multiple	9.00X-11.00X	N/A
Special Purpose Vehicle	412,870	Market Approach	Revenue Multiple	9.00X-11.00X	N/A
The significant unobservable inputs used in the fair value measurement of the Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the period ended June 30, 2024, there were no changes in valuation methodology on Level 3 investments.
Certain of the Portfolio's assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2024, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash	$4,508	$4,508	$–	$–
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the six months ended June 30, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the six months ended June 30, 2024 with such affiliated persons are summarized below. During this period, other Portfolios in the Fund may also have held voting shares of the issuers at levels below 5%.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at June 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at June 30, 2024
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					$—	$—	$(13,338)	$412,870
Total					$—	$—	$(13,338)	$412,870

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
June 30, 2024.

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to June 30, 2024, through the issuance date of the Financial Statements. On August 16, 2024, shareholders of the Portfolio elected Jean Brownhill, Susan L. Moffet, Jay C. Nadel, and one current trustee, David Rosenberg, to the Board. No other events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Portfolio's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Capital Appreciation Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

CapAppSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN_END MANAGEMENT INVESTMENT COMPANIES.

THE ALGER PORTFOLIOS
Alger Large Cap Growth Portfolio
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2024 (UNAUDITED)

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.8%
AEROSPACE & DEFENSE—4.0%
HEICO Corp.	41,441	$ 9,266,622
TransDigm Group, Inc.	3,329	4,253,164

		13,519,786
APPLICATION SOFTWARE—1.5%
AppLovin Corp., Cl. A*	59,402	4,943,434
AUTOMOBILE MANUFACTURERS—1.0%
Tesla, Inc.*	17,104	3,384,540
BIOTECHNOLOGY—4.7%
Amgen, Inc.	7,256	2,267,137
Natera, Inc.*	99,342	10,757,745
Regeneron Pharmaceuticals, Inc.*	1,025	1,077,306
Vertex Pharmaceuticals, Inc.*	1,448	678,707
Viking Therapeutics, Inc.*	20,931	1,109,552

		15,890,447
BROADLINE RETAIL—10.4%
Amazon.com, Inc.*	123,505	23,867,341
MercadoLibre, Inc.*	7,042	11,572,823

		35,440,164
CARGO GROUND TRANSPORTATION—0.5%
Old Dominion Freight Line, Inc.	9,125	1,611,475
CASINOS & GAMING—0.5%
DraftKings, Inc., Cl. A*	42,800	1,633,676
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.7%
Wabtec Corp.	15,308	2,419,429
ELECTRICAL COMPONENTS & EQUIPMENT—2.9%
Vertiv Holdings Co., Cl. A	115,068	9,961,437
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Tetra Tech, Inc.	7,531	1,539,939
Veralto Corp.	16,665	1,591,007

		3,130,946
HEALTHCARE DISTRIBUTORS—0.3%
McKesson Corp.	1,980	1,156,399
HEALTHCARE EQUIPMENT—1.1%
Boston Scientific Corp.*	25,735	1,981,852
Intuitive Surgical, Inc.*	3,604	1,603,240

		3,585,092
HEALTHCARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	8,380	1,549,713
HEALTHCARE TECHNOLOGY—1.2%
Veeva Systems, Inc., Cl. A*	21,858	4,000,233
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.8% (CONT.)
HOTELS RESORTS & CRUISE LINES—1.0%
Trip.com Group Ltd. ADR*	73,163	$ 3,438,661
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Paycom Software, Inc.	16,605	2,375,179
INTERACTIVE HOME ENTERTAINMENT—1.1%
Roblox Corp., Cl. A*	99,448	3,700,460
INTERACTIVE MEDIA & SERVICES—10.0%
Alphabet, Inc., Cl. C	73,969	13,567,394
Meta Platforms, Inc., Cl. A	27,965	14,100,513
Pinterest, Inc., Cl. A*	146,275	6,446,339

		34,114,246
LIFE SCIENCES TOOLS & SERVICES—0.6%
Danaher Corp.	3,646	910,953
ICON PLC*	3,445	1,079,904

		1,990,857
MANAGED HEALTHCARE—0.5%
Elevance Health, Inc.	3,454	1,871,584
MOVIES & ENTERTAINMENT—3.8%
Live Nation Entertainment, Inc.*	14,020	1,314,235
Netflix, Inc.*	17,373	11,724,690

		13,038,925
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Diamondback Energy, Inc.	14,211	2,844,900
PASSENGER GROUND TRANSPORTATION—3.3%
Uber Technologies, Inc.*	152,891	11,112,118
PHARMACEUTICALS—2.1%
AstraZeneca PLC ADR	25,823	2,013,936
Eli Lilly & Co.	2,723	2,465,350
Merck & Co., Inc.	11,406	1,412,063
Novo Nordisk A/S ADR	8,772	1,252,115

		7,143,464
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.3%
Lam Research Corp.	4,102	4,368,015
SEMICONDUCTORS—18.1%
Advanced Micro Devices, Inc.*	71,403	11,582,281
Broadcom, Inc.	1,897	3,045,690
Marvell Technology, Inc.	66,807	4,669,809
NVIDIA Corp.	272,670	33,685,652
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,020	8,346,356

		61,329,788
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.8% (CONT.)
SYSTEMS SOFTWARE—10.8%
Crowdstrike Holdings, Inc., Cl. A*	6,884	$ 2,637,880
Microsoft Corp.	68,912	30,800,219
ServiceNow, Inc.*	4,281	3,367,734

		36,805,833
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	80,019	16,853,602
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	19,740	5,181,158
TOTAL COMMON STOCKS (Cost $181,492,609)		308,395,561
EXCHANGE TRADED FUNDS—2.3%
Alger 35 ETF(a)	353,188	7,587,114
(Cost $6,792,657)		7,587,114
MUTUAL FUNDS—2.4%
Alger 35 Fund, Cl. Z(a),*	559,471	8,201,849
(Cost $7,604,417)		8,201,849
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,651,480
(Cost $1,900,000)		1,651,480
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,900,000)		1,651,480
SHORT-TERM SECURITIES—4.1%
MONEY MARKET FUNDS—4.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(c)	14,020,736	14,020,736
(Cost $14,020,736)		14,020,736

Total Investments (Cost $211,810,419)	100.1%	$339,856,740
Affiliated Securities (Cost $16,297,074)		17,440,443
Unaffiliated Securities (Cost $195,513,345)		322,416,297
Liabilities in Excess of Other Assets	(0.1)%	(329,922)
NET ASSETS	100.0%	$339,526,818

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2024.
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,900,000	$1,651,480	0.5%
Total			$1,651,480	0.5%
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Alger Large Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$322,416,297
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	17,440,443
Receivable for shares of beneficial interest sold	152,837
Dividends and interest receivable	130,891
Receivable from Investment Manager	9,163
Prepaid expenses	29,358
Total Assets	340,178,989
LIABILITIES:
Payable for shares of beneficial interest redeemed	329,310
Accrued investment advisory fees	196,005
Accrued fund accounting fees	41,816
Accrued printing fees	35,712
Accrued professional fees	32,464
Accrued administrative fees	7,592
Accrued trustee fees	3,209
Accrued shareholder administrative fees	2,761
Accrued custodian fees	1,236
Accrued transfer agent fees	1,203
Accrued other expenses	863
Total Liabilities	652,171
NET ASSETS	$339,526,818
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	237,367,204
Distributable earnings	102,159,614
NET ASSETS	$339,526,818
* Identified cost	$195,513,345 (a)
** Identified cost	$16,297,074 (a)

See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger Large Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$339,526,818
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	4,412,042
NET ASSET VALUE PER SHARE:
Class I-2	$76.95

(a)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$213,449,997, amounted to $126,406,743, which consisted of aggregate gross unrealized appreciation of
$129,013,682, and aggregate gross unrealized depreciation of $2,606,939.

See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statement of Operations for the six months ended June 30, 2024 (Unaudited)

Alger Large Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$520,545
Interest	176,804
Total Income	697,349
EXPENSES:
Investment advisory fees — Note 3	1,135,503
Administration fees — Note 3	43,981
Fund accounting fees	44,968
Printing fees	31,474
Professional fees	24,536
Custodian fees	20,152
Shareholder administrative fees — Note 3	15,993
Transfer agent fees — Note 3	12,548
Registration fees	11,302
Interest expenses	8,193
Trustee fees — Note 3	5,613
Other expenses	13,234
Total Expenses	1,367,497
Less, expense reimbursements/waivers — Note 3	(51,444)
Net Expenses	1,316,053
NET INVESTMENT (LOSS)	(618,704)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	13,334,458
Net realized (loss) on affiliated investments	(737)
Total net realized gain	13,333,721
Net change in unrealized appreciation on unaffiliated investments	50,954,533
Net change in unrealized appreciation on affiliated investments	2,996,812
Net change in unrealized (depreciation) on foreign currency	(701)
Total change in unrealized appreciation	53,950,644
Net realized and unrealized gain on investments and foreign currency	67,284,365
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,665,661
* Foreign withholding taxes	$12,359
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statements of Changes in Net Assets (Unaudited)

	Alger Large Cap Growth Portfolio
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(618,704)	$(654,481)
Net realized gain (loss)	13,333,721	(17,419,033)
Net change in unrealized appreciation	53,950,644	94,468,450
Net increase in net assets resulting from operations	66,665,661	76,394,936
Dividends and distributions to shareholders:
Class I-2	—	—
Decrease from shares of beneficial interest transactions:
Class I-2	(21,472,486)	(23,417,420)
Net decrease from shares of beneficial interest transactions — Note 6	(21,472,486)	(23,417,420)
Total increase	45,193,175	52,977,516
Net Assets:
Beginning of period	294,333,643	241,356,127
END OF PERIOD	$339,526,818	$294,333,643
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Large Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022(b)	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019
Net asset value, beginning of period	$62.42	$47.05	$81.08	$93.41	$64.31	$51.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(c)	(0.14)	(0.13)	(0.14)	(0.10)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	14.67	15.50	(31.11)	11.07	42.98	14.10
Total from investment operations	14.53	15.37	(31.25)	10.97	42.88	14.09
Dividends from net investment income	—	—	—	—	(0.15)	—
Distributions from net realized gains	—	—	(2.78)	(23.30)	(13.63)	(1.21)
Net asset value, end of period	$76.95	$62.42	$47.05	$81.08	$93.41	$64.31
Total return	23.28%	32.67%	(38.65) %	11.84%	67.03%	27.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$339,527	$294,334	$241,356	$420,951	$422,379	$273,507
Ratio of gross expenses to average net assets	0.85%	0.87%	0.87%	0.82%	0.88%	0.90%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.03) %	(0.03) %	(0.02) %	(0.03) %	(0.01) %
Ratio of net expenses to average net assets	0.82%	0.84%	0.84%	0.80%	0.85%	0.89%
Ratio of net investment loss to average net assets	(0.39) %	(0.24) %	(0.24) %	(0.10) %	(0.12) %	(0.02) %
Portfolio turnover rate	36.22%	103.22%	78.40%	69.92%	125.41%	144.26%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(c)	Amount was computed based on average shares outstanding during the period.
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Large Cap Growth Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
The Portfolio only offers Class I-2 shares. After the close of business on June 3, 2022, Class S shares of the Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolio were no longer offered.
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. This unaudited Semi-Annual Report reflects all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended June 30, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Large Cap Growth Portfolio(a),(b)	0.71%	0.60%	0.71%

(a)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Portfolio in any Alger
Management- sponsored fund. For the six months ended June 30, 2024, the Portfolio waived $51,444 of such advisory fees. The “Actual Rate” shown above includes the impact of such waiver.

(b)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Brokerage Commissions: During the six months ended June 30, 2024, the Portfolio paid Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor" or "Alger LLC"), $15,679 in connection with securities transactions.
(d) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex (as defined below), may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of June 30, 2024.
During the six months ended June 30, 2024, the Portfolio incurred interfund loan interest income of $776 and interest expenses of $8,432, which are included as interest income and interest expenses, respectively, in the accompanying Statement of Operations.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(f) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Focus Fund and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of  the Audit Committee receives a fee of  $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. The Board has adopted a policy requiring Trustees to receive a minimum of  10% of  their annual compensation in shares of  one or more of  the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2024, there were no interfund trades.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of June 30, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the six months ended June 30, 2024:

	PURCHASES	SALES
Alger Large Cap Growth Portfolio	$112,270,208	$135,043,882
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

are included in Bank overdrafts in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(e). For the six months ended June 30, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Large Cap Growth Portfolio	$305,239	6.23%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2024 was as follows:

HIGHEST BORROWING
Alger Large Cap Growth Portfolio	$3,422,000
NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2024, and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Large Cap Growth Portfolio
Class I-2:
Shares sold	139,408	$9,664,035	251,605	$13,839,424
Dividends reinvested	—	—	—	—
Shares redeemed	(442,653)	(31,136,521)	(665,704)	(37,256,844)
Net decrease	(303,245)	$(21,472,486)	(414,099)	$(23,417,420)
NOTE 7 — Income Tax Information:

At December 31, 2023, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $36,968,283. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$50,853,631	$50,853,631	$—	$—
Consumer Discretionary	43,897,041	43,897,041	—	—
Energy	2,844,900	2,844,900	—	—
Financials	5,181,158	5,181,158	—	—
Healthcare	37,187,789	37,187,789	—	—
Industrials	44,130,370	44,130,370	—	—
Information Technology	124,300,672	124,300,672	—	—
TOTAL COMMON STOCKS	$308,395,561	$308,395,561	$—	$—
EXCHANGE TRADED FUNDS	7,587,114	7,587,114	—	—
MUTUAL FUNDS	8,201,849	8,201,849	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,651,480	—	—	1,651,480
SHORT-TERM INVESTMENTS
Money Market Funds	14,020,736	14,020,736	—	—
TOTAL INVESTMENTS IN SECURITIES	$339,856,740	$338,205,260	$—	$1,651,480

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,704,832
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(53,352)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	1,651,480
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 *	(53,352)

*	Net change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about the Portfolio Level 3 fair value measurements of its investments as of June 30, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio fair value measurements.

	Fair Value June 30, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	$1,651,480	Market Approach	Revenue Multiple	9.00X-11.00X	N/A
The significant unobservable inputs used in the fair value measurement of the Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the period ended June 30, 2024, there were no changes in valuation methodology on Level 3 investments.
Certain of the Portfolio's assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2024, there were no assets held at carrying amount or face value.
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the six months ended June 30, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the six months ended June 30, 2024 with such affiliated persons are summarized below. During this period, other Portfolios in the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at June 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at June 30, 2024
Alger Large Cap Growth Portfolio
Exchange Traded Funds
Alger 35 ETF	355,688	—	(2,500)	353,188	$—	$(737)	$1,472,455	$7,587,114
Mutual Funds
Alger 35 Fund, Cl. Z	559,471	—	—	559,471	—	—	1,577,709	8,201,849
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	(53,352)	1,651,480
Total					$—	$(737)	$2,996,812	$17,440,443

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
June 30, 2024.

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to June 30, 2024, through the issuance date of the Financial Statements. On August 16, 2024, shareholders of the Portfolio elected Jean Brownhill, Susan L. Moffet, Jay C. Nadel, and one current trustee, David Rosenberg, to the Board. No other events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Portfolio's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Large Cap Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

LargeCapSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN_END MANAGEMENT INVESTMENT COMPANIES.

THE ALGER PORTFOLIOS
Alger Mid Cap Growth Portfolio
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2024 (UNAUDITED)

ALGER MID CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.3%
ADVERTISING—1.7%
The Trade Desk, Inc., Cl. A*	23,494	$ 2,294,659
AEROSPACE & DEFENSE—3.8%
HEICO Corp.	16,803	3,757,319
TransDigm Group, Inc.	1,141	1,457,753

		5,215,072
APPLICATION SOFTWARE—15.1%
Cadence Design Systems, Inc.*	10,759	3,311,082
Clearwater Analytics Holdings, Inc., Cl. A*	106,135	1,965,620
Constellation Software, Inc.	1,604	4,621,743
Datadog, Inc., Cl. A*	18,177	2,357,375
Guidewire Software, Inc.*	16,421	2,264,292
Manhattan Associates, Inc.*	7,423	1,831,106
Procore Technologies, Inc.*	18,642	1,236,151
The Descartes Systems Group, Inc.*	32,126	3,112,679

		20,700,048
ASSET MANAGEMENT & CUSTODY BANKS—4.0%
Ares Management Corp., Cl. A	16,045	2,138,478
Blue Owl Capital, Inc., Cl. A	186,806	3,315,806

		5,454,284
AUTOMOTIVE PARTS & EQUIPMENT—0.3%
Mobileye Global, Inc., Cl. A*	12,552	352,523
AUTOMOTIVE RETAIL—0.8%
AutoZone, Inc.*	357	1,058,184
BIOTECHNOLOGY—3.0%
Natera, Inc.*	25,484	2,759,662
Vaxcyte, Inc.*	17,093	1,290,693

		4,050,355
BUILDING PRODUCTS—0.5%
Trex Co., Inc.*	9,443	699,915
CARGO GROUND TRANSPORTATION—2.1%
Old Dominion Freight Line, Inc.	16,631	2,937,035
CONSTRUCTION & ENGINEERING—0.7%
WillScot Mobile Mini Holdings Corp.*	26,557	999,605
CONSTRUCTION MATERIALS—1.7%
Martin Marietta Materials, Inc.	4,329	2,345,452
ELECTRICAL COMPONENTS & EQUIPMENT—3.3%
Vertiv Holdings Co., Cl. A	51,874	4,490,732
ELECTRONIC COMPONENTS—2.4%
Amphenol Corp., Cl. A	49,840	3,357,721
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
GFL Environmental, Inc.	128,037	$ 4,984,480
FINANCIAL EXCHANGES & DATA—1.1%
MSCI, Inc., Cl. A	3,245	1,563,279
HEALTHCARE EQUIPMENT—3.4%
Dexcom, Inc.*	16,554	1,876,892
IDEXX Laboratories, Inc.*	5,595	2,725,884

		4,602,776
HEALTHCARE TECHNOLOGY—1.5%
Veeva Systems, Inc., Cl. A*	11,389	2,084,301
HOME IMPROVEMENT RETAIL—0.9%
Floor & Decor Holdings, Inc., Cl. A*	12,740	1,266,483
HOMEBUILDING—1.3%
NVR, Inc.*	243	1,844,020
HOMEFURNISHING RETAIL—1.0%
Wayfair, Inc., Cl. A*	27,160	1,432,147
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	12,570	2,742,774
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Paylocity Holding Corp.*	5,938	782,925
INSURANCE BROKERS—0.7%
Ryan Specialty Holdings, Inc., Cl. A	15,970	924,823
INTERACTIVE MEDIA & SERVICES—3.2%
Pinterest, Inc., Cl. A*	100,209	4,416,211
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Cloudflare, Inc., Cl. A*	14,900	1,234,167
MongoDB, Inc., Cl. A*	6,007	1,501,510

		2,735,677
IT CONSULTING & OTHER SERVICES—1.6%
Globant SA*	12,314	2,195,094
LIFE SCIENCES TOOLS & SERVICES—4.3%
Mettler-Toledo International, Inc.*	1,559	2,178,843
Repligen Corp.*	18,212	2,295,804
West Pharmaceutical Services, Inc.	4,546	1,497,407

		5,972,054
MOVIES & ENTERTAINMENT—3.2%
Liberty Media Corp. Series C Liberty Formula One *	6,318	453,885
Spotify Technology SA*	12,525	3,930,220

		4,384,105
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Diamondback Energy, Inc.	18,157	3,634,850
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
PROPERTY & CASUALTY INSURANCE—1.1%
Intact Financial Corp.	8,691	$ 1,448,511
REAL ESTATE SERVICES—4.1%
CoStar Group, Inc.*	33,681	2,497,110
FirstService Corp.	20,525	3,127,394

		5,624,504
RESEARCH & CONSULTING SERVICES—1.6%
TransUnion	15,520	1,150,963
Verisk Analytics, Inc.	4,009	1,080,626

		2,231,589
RESTAURANTS—4.8%
Chipotle Mexican Grill, Inc.*	45,000	2,819,250
Domino's Pizza, Inc.	7,422	3,832,201

		6,651,451
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.3%
Onto Innovation, Inc.*	1,567	344,050
SEMICONDUCTORS—6.2%
Lattice Semiconductor Corp.*	36,358	2,108,400
Marvell Technology, Inc.	65,801	4,599,490
Monolithic Power Systems, Inc.	2,253	1,851,245

		8,559,135
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.2%
Celsius Holdings, Inc.*	28,167	1,608,054
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.9%
Super Micro Computer, Inc.*	1,548	1,268,354
TRADING COMPANIES & DISTRIBUTORS—2.7%
Ferguson PLC	18,886	3,657,274
TOTAL COMMON STOCKS (Cost $102,658,725)		130,914,506
EXCHANGE TRADED FUNDS—3.4%
Alger Mid Cap 40 ETF(a),*	293,624	4,717,070
(Cost $5,881,030)		4,717,070
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	170,419	—
(Cost $766,885)		—
RIGHTS—0.2%
BIOTECHNOLOGY—0.2%
Tolero CDR(b),*,@	425,098	199,796
(Cost $227,341)		199,796
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.8%
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		$ 760,550
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		282,490

		1,043,040
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,200,000)		1,043,040
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.7%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(c)	1,011,559	1,011,559
(Cost $1,011,559)		1,011,559

Total Investments (Cost $111,745,540)	100.4%	$137,885,971
Affiliated Securities (Cost $7,847,915)		5,760,110
Unaffiliated Securities (Cost $103,897,625)		132,125,861
Liabilities in Excess of Other Assets	(0.4)%	(517,587)
NET ASSETS	100.0%	$137,368,384

CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$875,000	$760,550	0.6%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	282,490	0.2%
Prosetta Biosciences, Inc., Series D	2/16/15	766,885	—	0.0%
Tolero CDR	2/6/17	227,341	199,796	0.2%
Total			$1,242,836	1.0%
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Alger Mid Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$132,125,861
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	5,760,110
Foreign cash †	6,534
Receivable for investment securities sold	1,138,660
Receivable for shares of beneficial interest sold	12,582
Dividends and interest receivable	35,025
Receivable from Investment Manager	2,956
Prepaid expenses	22,739
Total Assets	139,104,467
LIABILITIES:
Payable for shares of beneficial interest redeemed	227,831
Payable for investment securities purchased	1,302,392
Accrued investment advisory fees	85,878
Accrued printing fees	56,927
Accrued professional fees	27,910
Accrued fund accounting fees	26,626
Accrued administrative fees	3,107
Accrued trustee fees	1,766
Accrued custodian fees	1,366
Accrued shareholder administrative fees	1,130
Accrued other expenses	976
Accrued transfer agent fees	174
Total Liabilities	1,736,083
NET ASSETS	$137,368,384
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	152,825,081
Distributable earnings	(15,456,697)
NET ASSETS	$137,368,384
* Identified cost	$103,897,625 (a)
** Identified cost	$7,847,915 (a)
† Cost of foreign cash	$6,530

See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$137,368,384
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	7,530,382
NET ASSET VALUE PER SHARE:
Class I-2	$18.24

(a)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$113,166,036, amounted to $24,719,935, which consisted of aggregate gross unrealized appreciation of $28,903,888, and aggregate gross unrealized depreciation of $4,183,953.

See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statement of Operations for the six months ended June 30, 2024 (Unaudited)

Alger Mid Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$335,449
Interest	28,994
Total Income	364,443
EXPENSES:
Investment advisory fees — Note 3	526,525
Administration fees — Note 3	19,052
Fund accounting fees	33,555
Printing fees	27,386
Professional fees	21,670
Custodian fees	18,462
Registration fees	10,305
Shareholder administrative fees — Note 3	6,928
Transfer agent fees — Note 3	6,897
Trustee fees — Note 3	2,663
Interest expenses	305
Other expenses	8,264
Total Expenses	682,012
Less, expense reimbursements/waivers — Note 3	(17,503)
Net Expenses	664,509
NET INVESTMENT (LOSS)	(300,066)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	5,911,236
Net realized (loss) on affiliated investments	(1,028)
Net realized (loss) on foreign currency transactions	(2,701)
Total net realized gain	5,907,507
Net change in unrealized appreciation on unaffiliated investments	4,428,200
Net change in unrealized appreciation on affiliated investments	865,563
Net change in unrealized (depreciation) on foreign currency	(64)
Total change in unrealized appreciation	5,293,699
Net realized and unrealized gain on investments and foreign currency	11,201,206
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,901,140
* Foreign withholding taxes	$4,750
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statements of Changes in Net Assets (Unaudited)

	Alger Mid Cap Growth Portfolio
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(300,066)	$(426,666)
Net realized gain (loss)	5,907,507	(666,693)
Net change in unrealized appreciation	5,293,699	27,318,298
Net increase in net assets resulting from operations	10,901,140	26,224,939
Dividends and distributions to shareholders:
Class I-2	—	—
Decrease from shares of beneficial interest transactions:
Class I-2	(7,437,380)	(9,554,638)
Net decrease from shares of beneficial interest transactions — Note 6	(7,437,380)	(9,554,638)
Total increase	3,463,760	16,670,301
Net Assets:
Beginning of period	133,904,624	117,234,323
END OF PERIOD	$137,368,384	$133,904,624
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022(b)	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019
Net asset value, beginning of period	$16.85	$13.68	$22.18	$33.25	$22.69	$19.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(c)	(0.04)	(0.05)	(0.05)	(0.17)	(0.14)	(0.06)
Net realized and unrealized gain (loss) on investments	1.43	3.22	(7.94)	1.33	14.73	5.94
Total from investment operations	1.39	3.17	(7.99)	1.16	14.59	5.88
Distributions from net realized gains	—	—	(0.51)	(12.23)	(4.03)	(2.74)
Net asset value, end of period	$18.24	$16.85	$13.68	$22.18	$33.25	$22.69
Total return	8.31%	23.17%	(36.07) %	4.20%	64.63%	30.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$137,368	$133,905	$117,234	$190,131	$201,803	$133,678
Ratio of gross expenses to average net assets	0.98%	0.98%	0.97%	0.92%	0.96%	1.01%
Ratio of expense reimbursements to average net assets	(0.02) %	(0.02) %	(0.02) %	(0.02) %	—	—
Ratio of net expenses to average net assets	0.96%	0.96%	0.95%	0.90%	0.96%	1.01%
Ratio of net investment loss to average net assets	(0.43) %	(0.34) %	(0.31) %	(0.50) %	(0.53) %	(0.26) %
Portfolio turnover rate	29.09%	71.82%	156.64%	194.35%	186.21%	189.22%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(c)	Amount was computed based on average shares outstanding during the period.
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Mid Cap Growth Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
The Portfolio only offers Class I-2 shares. After the close of business on June 3, 2022, Class S shares of the Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolio were no longer offered.
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. This unaudited Semi-Annual Report reflects all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended June 30, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Mid Cap Growth Portfolio(a),(b)	0.76%	0.70%	0.76%

(a)
 Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding management fee borne by the Portfolio as an investor in any underlying Alger Management-sponsored fund. This agreement will in effect for the life of any investment by the Portfolio in any Alger Management-sponsored fund. For the six months ended June 30, 2024, the Portfolio waived $17,503 of such advisory fees. The "Actual Rate"
shown above includes the impact of such waiver.

(b)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Brokerage Commissions: During the six months ended June 30, 2024, the Portfolio paid Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor" or "Alger LLC"), $10,900 in connection with securities transactions.
(d) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex (as defined below), may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of June 30, 2024.
During the six months ended June 30, 2024, the Portfolio incurred interfund loan interest expenses of $265, which are included as interest expenses in the accompanying Statement of Operations.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent,

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(f) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Focus Fund and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of  the Audit Committee receives a fee of  $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. The Board has adopted a policy requiring Trustees to receive a minimum of  10% of  their annual compensation in shares of  one or more of  the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2024, there were no interfund trades.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of June 30, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the six months ended June 30, 2024:

	PURCHASES	SALES
Alger Mid Cap Growth Portfolio	$40,098,193	$47,053,060
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian are included in Bank overdrafts in the Statement of Assets and Liabilities. The

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(e). For the six months ended June 30, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Mid Cap Growth Portfolio	$11,337	5.53%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2024 was as follows:

HIGHEST BORROWING
Alger Mid Cap Growth Portfolio	$309,000
NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2024, and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Portfolio
Class I-2:
Shares sold	195,420	$3,581,002	712,407	$10,950,316
Dividends reinvested	—	—	—	—
Shares redeemed	(610,025)	(11,018,382)	(1,338,836)	(20,504,954)
Net decrease	(414,605)	$(7,437,380)	(626,429)	$(9,554,638)
NOTE 7 — Income Tax Information:

At December 31, 2023, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $45,787,551. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,094,975	$11,094,975	$—	$—
Consumer Discretionary	15,347,582	15,347,582	—	—
Consumer Staples	1,608,054	1,608,054	—	—
Energy	3,634,850	3,634,850	—	—
Financials	9,390,897	9,390,897	—	—
Healthcare	16,709,486	16,709,486	—	—
Industrials	25,998,627	25,998,627	—	—
Information Technology	39,160,079	39,160,079	—	—
Materials	2,345,452	2,345,452	—	—
Real Estate	5,624,504	5,624,504	—	—
TOTAL COMMON STOCKS	$130,914,506	$130,914,506	$—	$—
EXCHANGE TRADED FUNDS	4,717,070	4,717,070	—	—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	199,796	—	—	199,796
SPECIAL PURPOSE VEHICLE
Information Technology	1,043,040	—	—	1,043,040
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,011,559	1,011,559	—	—
TOTAL INVESTMENTS IN SECURITIES	$137,885,971	$136,643,135	$—	$1,242,836

[1]	Alger Mid Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.
[2]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of June 30, 2024.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$— *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	— *
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 **	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$301,820
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(102,024)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	199,796
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 **	(102,024)

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,076,736
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(33,696)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	1,043,040
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 **	(33,696)

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.
**	Net change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Portfolio Level 3 fair value measurements of its investments as of June 30, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio fair value measurements.

	Fair Value June 30, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Mid Cap Growth Portfolio
Preferred Stocks	$—*	Income Approach	Discount Rate	100%	N/A
Rights	199,796	Income Approach	Discount Rate Probability of Success	7.05%-8.04% 0.00%-35.00%	N/A N/A
Special Purpose Vehicle	1,043,040	Market Approach	Revenue Multiple	9.00X-11.00X	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the period ended June 30, 2024, there were no changes in valuation methodology on Level 3 investments.
Certain of the Portfolio's assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2024, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and foreign cash	$6,534	$6,534	$–	$–
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the six months ended June 30, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the six months ended June 30, 2024 with such affiliated persons are summarized below. During this period, other Portfolios in the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at June 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at June 30, 2024
Alger Mid Cap Growth Portfolio
EXCHANGE TRADED FUNDS
Alger Mid Cap 40 ETF	313,018	—	(19,394)	293,624	$—	$(1,028)	$789,679	$4,717,070
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	170,419	—	—	170,419	—	—	—	— [2]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A3					—	—	(24,570)	760,550
Crosslink Ventures C, LLC, Cl. B3					—	—	(9,126)	282,490
Total					$—	$(1,028)	$755,983	$5,760,110

[1]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Fund because the Fund and Prosetta Biosciences, Inc., Series D are under common control.
[2]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.
[3]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
June 30, 2024.

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to June 30, 2024, through the issuance date of the Financial Statements. On August 16, 2024, shareholders of the Portfolio elected Jean Brownhill, Susan L. Moffet, Jay C. Nadel, and one current trustee, David Rosenberg, to the Board. No other events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Portfolio's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Mid Cap Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

MidCapSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN_END MANAGEMENT INVESTMENT COMPANIES.

THE ALGER PORTFOLIOS
Alger Small Cap Growth Portfolio
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2024 (UNAUDITED)

ALGER SMALL CAP GROWTH PORTFOLIO

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.0%
AEROSPACE & DEFENSE—2.5%
HEICO Corp.	12,891	$ 2,882,557
Hexcel Corp.	13,942	870,678

		3,753,235
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Capri Holdings, Ltd.*	33,946	1,122,934
APPAREL RETAIL—1.4%
Aritzia, Inc.*	29,422	832,733
Victoria's Secret & Co.*	69,753	1,232,535

		2,065,268
APPLICATION SOFTWARE—22.9%
ACI Worldwide, Inc.*	1,537	60,850
AppFolio, Inc., Cl. A*	11,607	2,838,724
BILL Holdings, Inc.*	7,925	417,014
Blackbaud, Inc.*	23,210	1,767,906
BlackLine, Inc.*	31,030	1,503,404
Guidewire Software, Inc.*	23,126	3,188,844
HubSpot, Inc.*	2,980	1,757,574
InterDigital, Inc.	7,290	849,722
Manhattan Associates, Inc.*	28,702	7,080,209
Q2 Holdings, Inc.*	57,411	3,463,606
Smartsheet, Inc., Cl. A*	25,678	1,131,886
Sprout Social, Inc., Cl. A*	32,486	1,159,100
SPS Commerce, Inc.*	28,850	5,428,416
Vertex, Inc., Cl. A*	92,716	3,342,412

		33,989,667
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.	3,678	574,614
BIOTECHNOLOGY—11.6%
Absci Corp.*	232,996	717,628
Akero Therapeutics, Inc.*	28,472	667,953
Blueprint Medicines Corp.*	7,126	768,040
Cabaletta Bio, Inc.*	123,044	920,369
CareDx, Inc.*	49,528	769,170
Immunovant, Inc.*	35,207	929,465
Insmed, Inc.*	12,140	813,380
Keros Therapeutics, Inc.*	13,247	605,388
Larimar Therapeutics, Inc.*	200,544	1,453,944
Merus NV*	13,152	778,204
MoonLake Immunotherapeutics*	30,605	1,345,702
Natera, Inc.*	8,184	886,245
Nuvalent, Inc., Cl. A*	21,441	1,626,514
ORIC Pharmaceuticals, Inc.*	42,179	298,206
Twist Bioscience Corp.*	21,400	1,054,592
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.0% (CONT.)
BIOTECHNOLOGY—11.6% (CONT.)
Vaxcyte, Inc.*	25,961	$ 1,960,315
Viking Therapeutics, Inc.*	30,251	1,603,605

		17,198,720
BROADLINE RETAIL—0.0%
Ollie's Bargain Outlet Holdings, Inc.*	478	46,925
BUILDING PRODUCTS—1.1%
CSW Industrials, Inc.	3,639	965,463
The AZEK Co., Inc., Cl. A*	15,562	655,627

		1,621,090
CONSUMER STAPLES MERCHANDISE RETAIL—1.6%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,287,090
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
908 Devices, Inc.*	207,424	1,068,233
Novanta, Inc.*	224	36,537

		1,104,770
ELECTRONIC MANUFACTURING SERVICES—0.9%
Fabrinet*	5,506	1,347,814
ENVIRONMENTAL & FACILITIES SERVICES—0.0%
Casella Waste Systems, Inc., Cl. A*	348	34,529
FOOTWEAR—0.9%
On Holding AG, Cl. A*	34,735	1,347,718
HEALTHCARE DISTRIBUTORS—0.4%
PetIQ, Inc., Cl. A*	27,367	603,716
HEALTHCARE EQUIPMENT—2.3%
Glaukos Corp.*	6,133	725,841
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	1,085,321
Impulse Dynamics PLC, Series F-1(a),*,@	195,376	201,237
Inmode, Ltd.*	32,583	594,314
Tandem Diabetes Care, Inc.*	20,983	845,405

		3,452,118
HEALTHCARE SERVICES—1.1%
Guardant Health, Inc.*	53,975	1,558,798
HEALTHCARE SUPPLIES—1.1%
Neogen Corp.*	105,748	1,652,841
HEALTHCARE TECHNOLOGY—0.2%
Waystar Holding Corp.*	13,580	291,970
HOMEFURNISHING RETAIL—0.6%
RH*	3,389	828,407
HOTELS RESORTS & CRUISE LINES—0.8%
MakeMyTrip, Ltd.*	14,853	1,249,137
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.0% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—4.4%
Gates Industrial Corp. PLC*	182,482	$ 2,885,041
RBC Bearings, Inc.*	9,901	2,671,092
The Middleby Corp.*	7,220	885,244

		6,441,377
INTERACTIVE HOME ENTERTAINMENT—1.4%
Take-Two Interactive Software, Inc.*	12,862	1,999,912
INTERACTIVE MEDIA & SERVICES—0.2%
Reddit, Inc., Cl. A*	5,335	340,853
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	20,418	1,502,561
LIFE SCIENCES TOOLS & SERVICES—6.4%
10X Genomics, Inc., Cl. A*	19,365	376,649
Bio-Techne Corp.	50,714	3,633,658
CryoPort, Inc.*	64,866	448,224
ICON PLC*	7,574	2,374,222
MaxCyte, Inc.*	135,576	531,458
Mesa Laboratories, Inc.	4,378	379,879
Quanterix Corp.*	10,803	142,708
Repligen Corp.*	9,906	1,248,750
Tempus AI, Inc.*	10,839	379,365

		9,514,913
MANAGED HEALTHCARE—1.1%
HealthEquity, Inc.*	19,357	1,668,573
MOVIES & ENTERTAINMENT—1.5%
Live Nation Entertainment, Inc.*	24,337	2,281,350
OIL & GAS EQUIPMENT & SERVICES—0.8%
ChampionX Corp.	34,278	1,138,372
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Magnolia Oil & Gas Corp., Cl. A	228,390	5,787,403
PERSONAL CARE PRODUCTS—1.6%
e.l.f. Beauty, Inc.*	7,287	1,535,517
Oddity Tech, Ltd., Cl. A*	22,105	867,842

		2,403,359
PHARMACEUTICALS—0.7%
Alto Neuroscience, Inc.*	31,738	339,279
Structure Therapeutics, Inc. ADR*	17,495	687,029

		1,026,308
RESTAURANTS—10.9%
Cava Group, Inc.*	12,511	1,160,395
Kura Sushi USA, Inc., Cl. A*	24,721	1,559,648
Shake Shack, Inc., Cl. A*	44,266	3,983,940
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.0% (CONT.)
RESTAURANTS—10.9% (CONT.)
Wingstop, Inc.	22,481	$ 9,501,820

		16,205,803
SEMICONDUCTORS—2.6%
Astera Labs, Inc.*	5,403	326,936
Impinj, Inc.*	316	49,539
Rambus, Inc.*	14,073	826,929
Universal Display Corp.	12,336	2,593,644

		3,797,048
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.5%
Celsius Holdings, Inc.*	12,320	703,349
SPECIALIZED CONSUMER SERVICES—0.4%
European Wax Center, Inc., Cl. A*	54,982	545,971
SPECIALTY CHEMICALS—0.7%
Balchem Corp.	6,949	1,069,799
SYSTEMS SOFTWARE—1.5%
CyberArk Software Ltd.*	3,216	879,319
Rapid7, Inc.*	12,630	545,995
Varonis Systems, Inc.*	16,950	813,091

		2,238,405
TRADING COMPANIES & DISTRIBUTORS—0.4%
SiteOne Landscape Supply, Inc.*	129	15,662
Xometry, Inc., Cl. A*	48,384	559,319

		574,981
TRANSACTION & PAYMENT PROCESSING SERVICES—1.6%
DLocal Ltd.*	74,427	602,114
Marqeta, Inc., Cl. A*	126,785	694,782
Shift4 Payments, Inc., Cl. A*	14,374	1,054,333

		2,351,229
TOTAL COMMON STOCKS (Cost $98,778,993)		137,722,927
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	85,998	—
(Cost $386,992)		—
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	48,348
Mirati Therapeutics, Inc. CVR*,@	6,941	7,566
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1% (CONT.)
BIOTECHNOLOGY—0.1% (CONT.)
Tolero CDR(a),*,@	287,830	$ 135,280

		191,194
TOTAL RIGHTS (Cost $155,594)		191,194
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,216,880
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		260,760

		1,477,640
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		1,477,640
SHORT-TERM SECURITIES—4.8%
MONEY MARKET FUNDS—4.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(c)	7,141,651	7,141,651
(Cost $7,141,651)		7,141,651

Total Investments (Cost $108,163,230)	98.9%	$146,533,412
Affiliated Securities (Cost $2,086,992)		1,477,640
Unaffiliated Securities (Cost $106,076,238)		145,055,772
Other Assets in Excess of Liabilities	1.1%	1,668,539
NET ASSETS	100.0%	$148,201,951

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,400,000	$1,216,880	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	300,000	260,760	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	48,348	0.0%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	1,085,321	0.7%
Impulse Dynamics PLC, Series F-1	2/5/24	194,850	201,237	0.1%
Mirati Therapeutics, Inc. CVR	1/24/24	—	7,566	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15-10/2/23	386,992	—	0.0%
Tolero CDR	2/6/17	155,594	135,280	0.1%
Total			$2,955,392	1.9%
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Alger Small Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$145,055,772
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	1,477,640
Receivable for investment securities sold	1,695,864
Receivable for shares of beneficial interest sold	192,720
Dividends and interest receivable	24,111
Prepaid expenses	23,967
Total Assets	148,470,074
LIABILITIES:
Payable for shares of beneficial interest redeemed	38,894
Accrued investment advisory fees	98,797
Accrued printing fees	54,134
Accrued fund accounting fees	33,334
Accrued professional fees	31,416
Accrued administrative fees	3,354
Accrued trustee fees	2,564
Accrued other expenses	1,614
Bank overdraft	1,397
Accrued shareholder administrative fees	1,220
Accrued custodian fees	838
Accrued transfer agent fees	561
Total Liabilities	268,123
NET ASSETS	$148,201,951
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	119,959,853
Distributable earnings	28,242,098
NET ASSETS	$148,201,951
* Identified cost	$106,076,238 (a)
** Identified cost	$2,086,992 (a)

See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger Small Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$148,201,951
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	8,813,278
NET ASSET VALUE PER SHARE:
Class I-2	$16.82

(a)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$108,304,856, amounted to $38,228,556, which consisted of aggregate gross unrealized appreciation of $52,969,781, and aggregate gross unrealized depreciation of $14,741,225.

See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statement of Operations for the six months ended June 30, 2024 (Unaudited)

Alger Small Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$108,515
Interest	50,183
Total Income	158,698
EXPENSES:
Investment advisory fees — Note 3	616,632
Administration fees — Note 3	20,935
Professional fees	37,018
Fund accounting fees	34,349
Printing fees	28,376
Custodian fees	17,568
Registration fees	10,575
Transfer agent fees — Note 3	7,826
Shareholder administrative fees — Note 3	7,613
Trustee fees — Note 3	3,493
Interest expenses	2,836
Other expenses	11,203
Total Expenses	798,424
NET INVESTMENT (LOSS)	(639,726)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	9,430,998
Net realized (loss) on foreign currency transactions	(311)
Total net realized gain	9,430,687
Net change in unrealized (depreciation) on unaffiliated investments	(6,015,272)
Net change in unrealized (depreciation) on affiliated investments	(47,736)
Total change in unrealized appreciation	(6,063,008)
Net realized and unrealized gain on investments and foreign currency	3,367,679
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,727,953
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statements of Changes in Net Assets (Unaudited)

	Alger Small Cap Growth Portfolio
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(639,726)	$(927,725)
Net realized gain (loss)	9,430,687	(12,462,269)
Net change in unrealized appreciation (depreciation)	(6,063,008)	36,730,091
Net increase in net assets resulting from operations	2,727,953	23,340,097
Dividends and distributions to shareholders:
Class I-2	—	—
Decrease from shares of beneficial interest transactions:
Class I-2	(13,451,176)	(13,686,179)
Net decrease from shares of beneficial interest transactions — Note 6	(13,451,176)	—
Total increase (decrease)	(10,723,223)	9,653,918
Net Assets:
Beginning of period	158,925,174	149,271,256
END OF PERIOD	$148,201,951	$158,925,174
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019
Net asset value, beginning of period	$16.53	$14.19	$27.88	$44.78	$28.69	$23.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)	(0.09)	(0.13)	(0.38)	(0.22)	(0.23)
Net realized and unrealized gain (loss) on investments	0.36	2.43	(10.38)	(2.65)	19.39	7.10
Total from investment operations	0.29	2.34	(10.51)	(3.03)	19.17	6.87
Dividends from net investment income	—	—	—	—	(0.40)	—
Distributions from net realized gains	—	—	(3.18)	(13.87)	(2.68)	(1.61)
Net asset value, end of period	$16.82	$16.53	$14.19	$27.88	$44.78	$28.69
Total return(c)	1.69%	16.49%	(38.01) %	(6.06) %	67.15%	29.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$148,202	$158,925	$149,271	$261,268	$331,123	$211,653
Ratio of net expenses to average net assets	1.05%	1.02%	1.00%	0.95%	0.96%	0.98%
Ratio of net investment loss to average net assets	(0.84) %	(0.61) %	(0.63) %	(0.85) %	(0.62) %	(0.81) %
Portfolio turnover rate	17.97%	34.48%	12.97%	34.38%	26.46%	18.13%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Small Cap Growth Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on March 18, 2024.
On May 23, 2023, the Board approved a Plan of Reorganization (the “Plan”), adopted with respect to Alger Weatherbie Specialized Growth Portfolio and the Portfolio. The Plan provided for the transfer of Alger Weatherbie Specialized Growth Portfolio’s assets to the Portfolio in a tax-free exchange for shares of the Portfolio and the assumption by the Portfolio of Alger Weatherbie Specialized Growth Portfolio’s stated liabilities, the distribution of such shares of the Portfolio to Alger Weatherbie Specialized Growth Portfolio shareholders and the subsequent termination of Alger Weatherbie Specialized Growth Portfolio (the “Reorganization”). Because the Reorganization satisfied the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), in accordance with the Fund’s Amended and Restated Agreement and Declaration of Trust, and applicable Massachusetts state and U.S. federal law (including Rule 17a-8), the Reorganization was effected without the approval of shareholders of either Portfolio. The Reorganization became effective after the close of business on September 29, 2023.
 After the close of business on September 29, 2023, the Portfolio acquired substantially all of the assets and liabilities of the Alger Weatherbie Specialized Growth Portfolio in exchange for Class I-2 shares of the Portfolio, which were distributed to the Alger Weatherbie Specialized Growth Portfolio’s shareholders. The investment portfolio of the Alger Weatherbie Specialized Growth Portfolio, with a fair value of $402,789 and identified cost of $397,988 as of the date of the Reorganization, was the principal asset acquired by the Portfolio. The acquisition

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

was accomplished by a tax-free exchange of 924,562 shares of the Alger Weatherbie Specialized Growth Portfolio, valued at $1,174,350 for 79,217 shares of the Portfolio. The net assets of the Alger Weatherbie Specialized Growth Portfolio and the Portfolio immediately before the acquisition were $1,174,350 (including $4,801 of net unrealized appreciation) and $144,564,758, respectively. The combined net assets of the Portfolio immediately following the acquisition were $145,739,108. For financial reporting purposes, assets received, and shares issued by the Portfolio were recorded at fair value; however the cost basis of the investments received from the Alger Weatherbie Specialized Growth Portfolio was carried forward to align ongoing reporting of Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) and/ or its affiliates paid the expenses directly relating to the Reorganization. Assuming the Reorganization had been completed on January 1, 2023, the Portfolio’s pro-forma results of operations for the year ended December 31, 2023, were as follows:

Net investment loss	$ (938,727)
Net realized and unrealized gain on investments in securities and foreign currency	24,271,336
Net increase in net assets resulting from operations	23,332,609
Undistributed net investment loss	$ (1,199,918)
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of changes in revenue and earnings attributable to the Alger Weatherbie Specialized Growth Portfolio that have been included in the Alger Small Cap Growth Portfolio’s Statement of Operations since September 29, 2023.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Portfolio's investment adviser, Alger Management, as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily due to the merger with Alger Weatherbie Specialized Growth Portfolio. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. This unaudited Semi-Annual Report reflects all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended June 30, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Small Cap Growth Portfolio(a)	0.81%	0.75%	0.81%

(a)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Brokerage Commissions: During the six months ended June 30, 2024, the Portfolio paid Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor" or "Alger LLC"), $7,201 in connection with securities transactions.
(d) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex (as defined below), may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of June 30, 2024.
During the six months ended June 30, 2024, the Portfolio earned interfund loan interest income of $367, which is included as interest income in the accompanying Statement of Operations.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(f) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Focus Fund and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of  the Audit Committee receives a fee of  $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. The Board has adopted a policy requiring Trustees to receive a minimum of  10% of  their annual compensation in shares of  one or more of  the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2024, there were no interfund trades.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of June 30, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the six months ended June 30, 2024:

	PURCHASES	SALES
Alger Small Cap Growth Portfolio	$27,096,594	$47,164,648
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian are included in Bank overdrafts in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

discussed in Note 3(d). For the six months ended June 30, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Small Cap Growth Portfolio	$33,239	6.18%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2024 was as follows:

HIGHEST BORROWING
Alger Small Cap Growth Portfolio	$786,000
NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2024, and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Portfolio
Class I-2:
Shares sold	131,502	$2,207,176	400,156	$6,127,854
Shares from Reorganization[1]	—	$—	79,217	$1,174,350
Dividends reinvested	—	—	—	—
Shares redeemed	(932,035)	(15,658,352)	(1,385,383)	(20,988,383)
Net decrease	(800,533)	$(13,451,176)	(906,010)	$(13,686,179)

1	Includes shares and amounts from the Reorganization. See Note 1 - General.
NOTE 7 — Income Tax Information:

At December 31, 2023, the Portfolio had $17,777,608 capital loss carryforwards for federal income tax purposes. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until its utilization. Of this amount, $1,186,962 is subject to limitation due to the September 29, 2023 merger with Alger Weatherbie Specialized Growth Portfolio.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales and PFICs.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,622,115	$4,622,115	$—	$—
Consumer Discretionary	24,914,724	24,914,724	—	—
Consumer Staples	5,393,798	5,393,798	—	—
Energy	6,925,775	6,925,775	—	—
Financials	2,925,843	2,925,843	—	—
Healthcare	36,967,957	35,681,399	—	1,286,558
Industrials	12,425,212	12,425,212	—	—
Information Technology	42,477,704	42,477,704	—	—
Materials	1,069,799	1,069,799	—	—
TOTAL COMMON STOCKS	$137,722,927	$136,436,369	$—	$1,286,558
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	191,194	—	—	191,194
SPECIAL PURPOSE VEHICLE
Information Technology	1,477,640	—	—	1,477,640
SHORT-TERM INVESTMENTS
Money Market Funds	7,141,651	7,141,651	—	—
TOTAL INVESTMENTS IN SECURITIES	$146,533,412	$143,578,020	$—	$2,955,392

[1]	Alger Small Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2024	$1,378,417
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(286,709)
Purchases and sales
Purchases	194,850
Sales/Distributions	—
Closing balance at June 30, 2024	1,286,558
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 *	(286,709)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$— **
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	— **
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 *	—

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$204,359
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(13,165)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	191,194
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 *	(13,165)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,525,376
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(47,736)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2024	1,477,640
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2024 *	(47,736)

*	Net change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.
The following table provides quantitative information about the Portfolio Level 3 fair value measurements of its investments as of June 30, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio fair value measurements.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value June 30, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Small Cap Growth Portfolio
Common Stocks	$1,286,558	Market Approach	Revenue Multiple	5.75X-6.75X	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights[1]	7,566	Income Approach	Discount Rate Probability of Success	5.39% 12.00%	N/A N/A
Rights[2]	135,280	Income Approach	Discount Rate Probability of Success	7.05%-8.04% 0.00%-35.00%	N/A N/A
Rights[3]	48,348	Income Approach	Discount Rate Probability of Success	5.39% 44.00%	N/A N/A
Special Purpose Vehicle	1,477,640	Market Approach	Revenue Multiple	9.00X-11.00X	N/A

[1]	Mirati Therapeutics, Inc. CVR
[2]	Tolero CDR
[3]	Fusion Pharmaceuticals, Inc. CVR
*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.
Certain of the Portfolio's assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2024, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities
Bank overdraft	$(1,397)	$(1,397)	$–	$–
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the six months ended June 30, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the six months ended June 30, 2024 with such affiliated persons are summarized below. During this period, other Portfolios in the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at June 30, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at June 30, 2024
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	85,998	—	—	85,998	$—	$—	$—	$— [2]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A3					—	—	(39,312)	1,216,880
Crosslink Ventures C, LLC, Cl. B3					—	—	(8,424)	260,760
Total					$—	$—	$(47,736)	$1,477,640

[1]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Fund because the Fund and Prosetta Biosciences, Inc., Series D are under common control.
[2]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2024.
[3]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
June 30, 2024.

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to June 30, 2024, through the issuance date of the Financial Statements. On August 16, 2024, shareholders of the Portfolio elected Jean Brownhill, Susan L. Moffet, Jay C. Nadel, and one current trustee, David Rosenberg, to the Board. No other events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Portfolio's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Small Cap Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

SmallCapSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN_END MANAGEMENT INVESTMENT COMPANIES.

THE ALGER PORTFOLIOS
Alger Growth & Income Portfolio
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2024 (UNAUDITED)

ALGER GROWTH & INCOME PORTFOLIO

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.0%
AEROSPACE & DEFENSE—1.3%
General Dynamics Corp.	575	$ 166,831
TransDigm Group, Inc.	307	392,226

		559,057
APPLICATION SOFTWARE—0.9%
Adobe, Inc.*	708	393,322
ASSET MANAGEMENT & CUSTODY BANKS—3.2%
BlackRock, Inc.	717	564,508
Blackstone, Inc.	3,822	473,164
Blue Owl Capital, Inc., Cl. A	10,974	194,789
The Carlyle Group, Inc.	3,055	122,658

		1,355,119
BIOTECHNOLOGY—2.9%
AbbVie, Inc.	4,970	852,455
Amgen, Inc.	747	233,400
Gilead Sciences, Inc.	1,784	122,400

		1,208,255
BROADLINE RETAIL—2.8%
Amazon.com, Inc.*	6,125	1,183,656
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	3,145	209,048
CABLE & SATELLITE—0.9%
Comcast Corp., Cl. A	9,574	374,918
COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,062	109,389
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	6,515	309,528
COMPUTER & ELECTRONICS RETAIL—0.4%
Best Buy Co., Inc.	2,199	185,354
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	1,593	259,532
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc.	5,838	395,291
COPPER—0.7%
Southern Copper Corp.	2,707	291,652
DIVERSIFIED BANKS—4.7%
Bank of America Corp.	12,030	478,433
Fifth Third Bancorp	3,254	118,738
JPMorgan Chase & Co.	6,661	1,347,254

		1,944,425
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,539	$ 250,597
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Eaton Corp. PLC	2,761	865,711
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	1,821	358,009
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	192,396
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	2,190	215,321
HEALTHCARE EQUIPMENT—0.5%
Medtronic PLC	2,426	190,950
HOME IMPROVEMENT RETAIL—1.9%
The Home Depot, Inc.	2,345	807,243
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	3,596	593,052
INDUSTRIAL CONGLOMERATES—1.4%
Honeywell International, Inc.	2,640	563,746
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	1,426	367,979
INTEGRATED OIL & GAS—3.9%
Chevron Corp.	3,895	609,256
Exxon Mobil Corp.	6,232	717,428
TotalEnergies SE ADR	4,622	308,195

		1,634,879
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications, Inc.	8,450	348,478
INTERACTIVE MEDIA & SERVICES—8.5%
Alphabet, Inc., Cl. A	8,502	1,548,639
Alphabet, Inc., Cl. C	6,893	1,264,314
Meta Platforms, Inc., Cl. A	1,488	750,280

		3,563,233
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	8,575	833,404
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	604	104,462
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	745	134,197
MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	2,026	1,031,761
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	2,203	$ 196,992
Sempra	2,938	223,464

		420,456
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	202,407
PHARMACEUTICALS—6.0%
AstraZeneca PLC ADR	4,694	366,085
Bristol-Myers Squibb Co.	2,791	115,910
Eli Lilly & Co.	917	830,234
GSK PLC ADR	2,342	90,167
Johnson & Johnson	2,904	424,449
Merck & Co., Inc.	2,454	303,805
Novartis AG ADR	1,701	181,088
Pfizer, Inc.	6,356	177,841

		2,489,579
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Financial Services Group, Inc.	2,413	242,603
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	1,121	253,637
RESTAURANTS—1.2%
McDonald's Corp.	1,094	278,795
Starbucks Corp.	2,588	201,476

		480,271
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.3%
KLA Corp.	2,183	1,799,905
SEMICONDUCTORS—8.4%
Broadcom, Inc.	1,373	2,204,393
QUALCOMM, Inc.	4,133	823,211
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,795	485,799

		3,513,403
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.3%
PepsiCo, Inc.	3,203	528,271
The Coca-Cola Co.	6,700	426,455

		954,726
SYSTEMS SOFTWARE—11.1%
Microsoft Corp.	9,866	4,409,609
Oracle Corp.	1,561	220,413

		4,630,022
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	14,613	3,077,790
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1% (CONT.)
Dell Technologies, Inc., Cl. C	2,123	$ 292,783

		3,370,573
TOBACCO—1.0%
Altria Group, Inc.	5,257	239,456
Philip Morris International, Inc.	1,906	193,135

		432,591
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson PLC	1,319	255,424
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	2,403	630,715
TOTAL COMMON STOCKS (Cost $12,607,374)		40,510,276
MASTER LIMITED PARTNERSHIP—0.5%
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,055	199,141
(Cost $130,916)		199,141
REAL ESTATE INVESTMENT TRUST—2.8%
HEALTHCARE—0.7%
Welltower, Inc.	2,809	292,838
INDUSTRIAL—0.3%
Prologis, Inc.	1,199	134,660
RETAIL—0.7%
Simon Property Group, Inc.	1,940	294,492
SPECIALIZED—0.6%
Lamar Advertising Co., Cl. A	1,911	228,422
TELECOM TOWER—0.5%
Crown Castle, Inc.	2,202	215,136
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $798,755)		1,165,548
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(a)	28,905	$ 28,905
(Cost $28,905)		28,905

Total Investments (Cost $13,565,950)	100.3%	$41,903,870
Unaffiliated Securities (Cost $13,565,950)		41,903,870
Liabilities in Excess of Other Assets	(0.3)%	(141,823)
NET ASSETS	100.0%	$41,762,047

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Alger Growth & Income Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$41,903,870
Receivable for shares of beneficial interest sold	52
Dividends and interest receivable	32,450
Prepaid expenses	18,314
Total Assets	41,954,686
LIABILITIES:
Payable for shares of beneficial interest redeemed	113,108
Accrued professional fees	30,181
Accrued fund accounting fees	18,984
Accrued investment advisory fees	17,010
Accrued printing fees	10,068
Accrued administrative fees	935
Accrued other expenses	696
Accrued trustee fees	637
Accrued custodian fees	464
Accrued shareholder administrative fees	340
Accrued transfer agent fees	216
Total Liabilities	192,639
NET ASSETS	$41,762,047
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	11,895,002
Distributable earnings	29,867,045
NET ASSETS	$41,762,047
* Identified cost	$13,565,950 (a)

See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger Growth & Income Portfolio
NET ASSETS BY CLASS:
Class I-2	$41,762,047
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	1,332,222
NET ASSET VALUE PER SHARE:
Class I-2	$31.35

(a)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$13,584,044, amounted to $28,319,826, which consisted of aggregate gross unrealized appreciation of $28,612,625, and aggregate gross unrealized depreciation of $292,799.

See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statement of Operations for the six months ended June 30, 2024 (Unaudited)

Alger Growth & Income Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$396,893
Interest	625
Income from securities lending	24
Total Income	397,542
EXPENSES:
Investment advisory fees — Note 3	98,621
Administration fees — Note 3	5,424
Fund accounting fees	26,422
Professional fees	19,395
Custodian fees	15,284
Registration fees	9,216
Printing fees	6,300
Transfer agent fees — Note 3	2,002
Shareholder administrative fees — Note 3	1,972
Trustee fees — Note 3	713
Interest expenses	442
Other expenses	2,063
Total Expenses	187,854
NET INVESTMENT INCOME	209,688
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	1,026,933
Total net realized gain	1,026,933
Net change in unrealized appreciation on unaffiliated investments	4,221,615
Total change in unrealized appreciation	4,221,615
Net realized and unrealized gain on investments and foreign currency	5,248,548
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,458,236
* Foreign withholding taxes	$3,471
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statements of Changes in Net Assets (Unaudited)

	Alger Growth & Income Portfolio
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment income	$209,688	$508,315
Net realized gain	1,026,933	1,185,573
Net change in unrealized appreciation	4,221,615	5,829,765
Net increase in net assets resulting from operations	5,458,236	7,523,653
Dividends and distributions to shareholders:
Class I-2	(127,057)	(1,585,480)
Total dividends and distributions to shareholders	(127,057)	(1,585,480)
Decrease from shares of beneficial interest transactions:
Class I-2	(1,389,744)	(694,958)
Net decrease from shares of beneficial interest transactions — Note 6	(1,389,744)	(694,958)
Total increase	3,941,435	5,243,215
Net Assets:
Beginning of period	37,820,612	32,577,397
END OF PERIOD	$41,762,047	$37,820,612
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Portfolio	Class I-2
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019
Net asset value, beginning of period	$27.41	$23.11	$29.53	$24.34	$21.58	$18.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.37	0.38	0.35	0.31	0.38
Net realized and unrealized gain (loss) on investments	3.88	5.11	(4.78)	7.29	2.86	5.02
Total from investment operations	4.03	5.48	(4.40)	7.64	3.17	5.40
Dividends from net investment income	(0.09)	(0.36)	(0.37)	(0.32)	(0.30)	(0.34)
Distributions from net realized gains	—	(0.82)	(1.65)	(2.13)	(0.11)	(2.00)
Net asset value, end of period	$31.35	$27.41	$23.11	$29.53	$24.34	$21.58
Total return	14.74%	23.93%	(14.98) %	31.66%	14.88%	29.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$41,762	$37,821	$32,577	$41,056	$34,210	$32,597
Ratio of net expenses to average net assets	0.95%	0.93%	0.93%	0.86%	1.00%	1.02%
Ratio of net investment income to average net assets	1.06%	1.46%	1.47%	1.25%	1.49%	1.81%
Portfolio turnover rate	1.67%	2.81%	3.65%	5.19%	9.92%	7.33%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Growth & Income Portfolio (the “Portfolio”). The Portfolio’s investment objective is capital appreciation and current income; it invests primarily in equity securities. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, administrator and securities lending agent from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, quarterly. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. The

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. This unaudited Semi-Annual Report reflects all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rate. The rate paid as a percentage of average daily net assets, for the six months ended June 30, 2024, is set forth below under the heading “Rate”:

Rate
Alger Growth & Income Portfolio	0.50%

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Brokerage Commissions: During the six months ended June 30, 2024, the Portfolio did not pay Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor"), in connection with securities transactions.
(d) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex (as defined below), may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of June 30, 2024.
During the six months ended June 30, 2024, the Portfolio incurred interfund loan interest expenses of $183, which are included as interest expenses in the accompanying Statement of Operations.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(f) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Focus Fund and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of  the Audit Committee receives a fee of  $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. The Board has adopted a policy requiring Trustees to receive a minimum of  10% of  their annual compensation in shares of  one or more of  the funds in the Alger Fund Complex.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2024, there were no interfund trades.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of June 30, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the six months ended June 30, 2024:

	PURCHASES	SALES
Alger Growth & Income Portfolio	$657,918	$1,745,352
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian are included in Bank overdrafts in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(d). For the six months ended June 30, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Growth & Income Portfolio	$12,889	7.31%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2024 was as follows:

HIGHEST BORROWING
Alger Growth & Income Portfolio	$211,000

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2024, and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Portfolio
Class I-2:
Shares sold	30,627	$886,247	74,194	$1,912,166
Dividends reinvested	1,754	53,591	60,004	1,585,480
Shares redeemed	(79,909)	(2,329,582)	(164,175)	(4,192,604)
Net decrease	(47,528)	$(1,389,744)	(29,977)	$(694,958)
NOTE 7 — Income Tax Information:

At December 31, 2023, the Portfolio had no capital loss carryforwards for federal income tax purposes.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, REITs and partnership investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,286,629	$4,286,629	$—	$—
Consumer Discretionary	3,050,253	3,050,253	—	—
Consumer Staples	2,568,056	2,568,056	—	—
Energy	1,837,286	1,837,286	—	—
Financials	5,364,275	5,364,275	—	—
Healthcare	5,135,866	5,135,866	—	—
Industrials	2,706,623	2,706,623	—	—
Information Technology	14,121,215	14,121,215	—	—
Materials	769,020	769,020	—	—
Utilities	671,053	671,053	—	—
TOTAL COMMON STOCKS	$40,510,276	$40,510,276	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	199,141	199,141	—	—
REAL ESTATE INVESTMENT TRUST
Consumer Discretionary	294,492	294,492	—	—
Real Estate	871,056	871,056	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,165,548	$1,165,548	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	28,905	28,905	—	—
TOTAL INVESTMENTS IN SECURITIES	$41,903,870	$41,903,870	$—	$—
Certain of the Portfolio's assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2024, there were no assets held at carrying amount or face value.
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to June 30, 2024, through the issuance date of the Financial Statements. On August 16, 2024, shareholders of the Portfolio elected Jean Brownhill, Susan L. Moffet, Jay C. Nadel, and one current trustee, David Rosenberg, to the Board. No other events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Portfolio's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Growth & Income Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

GrowthIncomeSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN_END MANAGEMENT INVESTMENT COMPANIES.

THE ALGER PORTFOLIOS
Alger Balanced Portfolio
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2024 (UNAUDITED)

ALGER BALANCED PORTFOLIO

ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—72.0%
AEROSPACE & DEFENSE—1.0%
General Dynamics Corp.	607	$ 176,115
TransDigm Group, Inc.	331	422,889

		599,004
APPLICATION SOFTWARE—0.7%
Adobe, Inc.*	757	420,544
ASSET MANAGEMENT & CUSTODY BANKS—2.4%
BlackRock, Inc.	765	602,300
Blackstone, Inc.	4,076	504,609
Blue Owl Capital, Inc., Cl. A	11,677	207,266
The Carlyle Group, Inc.	3,254	130,648

		1,444,823
BIOTECHNOLOGY—2.1%
AbbVie, Inc.	5,394	925,179
Amgen, Inc.	731	228,401
Gilead Sciences, Inc.	1,909	130,976

		1,284,556
BROADLINE RETAIL—2.1%
Amazon.com, Inc.*	6,524	1,260,763
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,333	221,544
CABLE & SATELLITE—0.7%
Comcast Corp., Cl. A	10,272	402,252
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,203	116,869
COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc.	6,934	329,434
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	2,346	197,744
CONSUMER ELECTRONICS—0.5%
Garmin, Ltd.	1,685	274,520
CONSUMER STAPLES MERCHANDISE RETAIL—0.7%
Walmart, Inc.	6,186	418,854
COPPER—0.6%
Southern Copper Corp.	3,077	331,516
DIVERSIFIED BANKS—3.5%
Bank of America Corp.	12,837	510,527
Fifth Third Bancorp	3,473	126,730
JPMorgan Chase & Co.	7,234	1,463,149

		2,100,406
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.0% (CONT.)
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,710	$ 262,705
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp. PLC	2,963	929,049
FINANCIAL EXCHANGES & DATA—0.6%
CME Group, Inc., Cl. A	1,948	382,977
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	2,852	203,604
HEALTHCARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	2,440	239,901
HEALTHCARE EQUIPMENT—0.3%
Medtronic PLC	2,597	204,410
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	2,507	863,010
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	3,862	636,921
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	2,822	602,610
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,507	388,881
INTEGRATED OIL & GAS—2.9%
Chevron Corp.	4,198	656,651
Exxon Mobil Corp.	6,773	779,708
TotalEnergies SE ADR	4,927	328,532

		1,764,891
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications, Inc.	9,043	372,933
INTERACTIVE MEDIA & SERVICES—6.3%
Alphabet, Inc., Cl. A	9,074	1,652,829
Alphabet, Inc., Cl. C	7,323	1,343,185
Meta Platforms, Inc., Cl. A	1,578	795,659

		3,791,673
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	9,056	880,153
IT CONSULTING & OTHER SERVICES—0.2%
International Business Machines Corp.	645	111,553
LEISURE FACILITIES—0.2%
Vail Resorts, Inc.	783	141,042
MANAGED HEALTHCARE—1.8%
UnitedHealth Group, Inc.	2,176	1,108,150
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.0% (CONT.)
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	2,316	$ 207,097
Sempra	2,872	218,444

		425,541
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,628	214,313
PHARMACEUTICALS—4.5%
AstraZeneca PLC ADR	5,015	391,120
Bristol-Myers Squibb Co.	2,952	122,597
Eli Lilly & Co.	979	886,367
GSK PLC ADR	2,968	114,268
Johnson & Johnson	3,053	446,226
Merck & Co., Inc.	2,724	337,231
Novartis AG ADR	1,792	190,776
Pfizer, Inc.	6,956	194,629

		2,683,214
PROPERTY & CASUALTY INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	2,582	259,594
RAIL TRANSPORTATION—0.4%
Union Pacific Corp.	1,184	267,892
RESTAURANTS—0.9%
McDonald's Corp.	1,186	302,240
Starbucks Corp.	2,764	215,178

		517,418
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.2%
KLA Corp.	2,356	1,942,546
SEMICONDUCTORS—6.2%
Broadcom, Inc.	1,467	2,355,313
QUALCOMM, Inc.	4,377	871,811
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,951	512,913

		3,740,037
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.7%
PepsiCo, Inc.	3,379	557,298
The Coca-Cola Co.	7,258	461,972

		1,019,270
SYSTEMS SOFTWARE—8.2%
Microsoft Corp.	10,531	4,706,830
Oracle Corp.	1,703	240,464

		4,947,294
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	15,701	3,306,945
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.0% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0% (CONT.)
Dell Technologies, Inc., Cl. C	2,262	$ 311,952

		3,618,897
TOBACCO—0.8%
Altria Group, Inc.	5,538	252,256
Philip Morris International, Inc.	2,015	204,180

		456,436
TRADING COMPANIES & DISTRIBUTORS—0.5%
Ferguson PLC	1,403	271,691
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Visa, Inc., Cl. A	2,579	676,910
TOTAL COMMON STOCKS (Cost $15,208,476)		43,328,345
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	4,434	217,754
(Cost $143,433)		217,754
REAL ESTATE INVESTMENT TRUST—2.1%
HEALTHCARE—0.5%
Welltower, Inc.	2,974	310,039
INDUSTRIAL—0.3%
Prologis, Inc.	1,262	141,735
RETAIL—0.5%
Simon Property Group, Inc.	2,074	314,833
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	2,052	245,276
TELECOM TOWER—0.4%
Crown Castle, Inc.	2,371	231,647
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $885,720)		1,243,530

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.4%
AGRICULTURAL & FARM MACHINERY—1.6%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	978,402
APPLICATION SOFTWARE—1.7%
Salesforce, Inc., 0.625%, 7/15/24	1,000,000	998,089
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	463,309
BIOTECHNOLOGY—1.7%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	984,033
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—25.4% (CONT.)
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	$ 496,488
CONSUMER FINANCE—0.9%
American Express Co., 5.85%, 11/5/27	500,000	512,295
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 3.9%, 9/9/25	500,000	492,957
DIVERSIFIED BANKS—2.5%
JPMorgan Chase Bank NA, 5.11%, 12/8/26	500,000	500,009
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	995,354

		1,495,363
HEALTHCARE SERVICES—0.8%
Haleon UK Capital PLC, 3.125%, 3/24/25(a)	500,000	491,011
HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	489,952
MANAGED HEALTHCARE—1.6%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	968,005
MULTI-UTILITIES—0.8%
Sempra, 5.4%, 8/1/26	500,000	499,690
PACKAGED FOODS & MEATS—0.9%
Nestle Holdings, Inc., 0.606%, 9/14/24(a)	550,000	544,238
PHARMACEUTICALS—1.7%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	499,123
Johnson & Johnson, 4.8%, 6/1/29	500,000	503,979

		1,003,102
RESTAURANTS—0.8%
McDonald's Corp., 4.8%, 8/14/28	500,000	497,107
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
KLA Corp., 4.65%, 11/1/24	500,000	498,508
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	496,940
SPECIALIZED—2.0%
Crown Castle, Inc., 3.2%, 9/1/24	1,200,000	1,194,034
SPECIALTY CHEMICALS—0.9%
Ecolab, Inc., 5.25%, 1/15/28	500,000	505,037
SYSTEMS SOFTWARE—0.8%
Oracle Corp., 5.8%, 11/10/25	500,000	502,562
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Apple, Inc., 1.125%, 5/11/25	1,200,000	1,158,249
TOTAL CORPORATE BONDS (Cost $15,474,632)		15,269,371
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(b)	37,667	$ 37,667
(Cost $37,667)		37,667

Total Investments (Cost $31,749,928)	99.9%	$60,096,667
Unaffiliated Securities (Cost $31,749,928)		60,096,667
Other Assets in Excess of Liabilities	0.1%	46,499
NET ASSETS	100.0%	$60,143,166

ADR	American Depositary Receipts

(a)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 1.7% of the net assets of the Portfolio.

(b)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Alger Balanced Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$60,096,667
Receivable for shares of beneficial interest sold	4,230
Dividends and interest receivable	156,149
Prepaid expenses	13,892
Total Assets	60,270,938
LIABILITIES:
Payable for shares of beneficial interest redeemed	24,862
Accrued investment advisory fees	34,760
Accrued professional fees	31,275
Accrued fund accounting fees	19,396
Accrued printing fees	13,426
Accrued administrative fees	1,346
Accrued trustee fees	923
Accrued other expenses	677
Accrued custodian fees	557
Accrued shareholder administrative fees	490
Accrued transfer agent fees	60
Total Liabilities	127,772
NET ASSETS	$60,143,166
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	30,410,148
Distributable earnings	29,733,018
NET ASSETS	$60,143,166
* Identified cost	$31,749,928 (a)

See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statement of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger Balanced Portfolio
NET ASSETS BY CLASS:
Class I-2	$60,143,166
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	2,865,141
NET ASSET VALUE PER SHARE:
Class I-2	$20.99

(a)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$31,752,314, amounted to $28,344,353, which consisted of aggregate gross unrealized appreciation of $28,963,015, and aggregate gross unrealized depreciation of $618,662.

See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statement of Operations for the six months ended June 30, 2024 (Unaudited)

Alger Balanced Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$423,043
Interest	246,069
Total Income	669,112
EXPENSES:
Investment advisory fees — Note 3	204,724
Administration fees — Note 3	7,929
Fund accounting fees	28,974
Professional fees	20,214
Custodian fees	15,848
Printing fees	9,343
Registration fees	5,013
Shareholder administrative fees — Note 3	2,883
Transfer agent fees — Note 3	2,794
Trustee fees — Note 3	1,143
Interest expenses	221
Other expenses	14,875
Total Expenses	313,961
NET INVESTMENT INCOME	355,151
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	689,824
Total net realized gain	689,824
Net change in unrealized appreciation on unaffiliated investments	4,943,523
Total change in unrealized appreciation	4,943,523
Net realized and unrealized gain on investments and foreign currency	5,633,347
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,988,498
* Foreign withholding taxes	$3,551
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statements of Changes in Net Assets (Unaudited)

	Alger Balanced Portfolio
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment income	$355,151	$782,605
Net realized gain	689,824	315,210
Net change in unrealized appreciation	4,943,523	7,551,559
Net increase in net assets resulting from operations	5,988,498	8,649,374
Dividends and distributions to shareholders:
Class I-2	—	(954,446)
Total dividends and distributions to shareholders	—	(954,446)
Decrease from shares of beneficial interest transactions:
Class I-2	(1,841,549)	(3,616,030)
Net decrease from shares of beneficial interest transactions — Note 6	(1,841,549)	(3,616,030)
Total increase	4,146,949	4,078,898
Net Assets:
Beginning of period	55,996,217	51,917,319
END OF PERIOD	$60,143,166	$55,996,217
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Balanced Portfolio	Class I-2
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019
Net asset value, beginning of period	$18.93	$16.40	$19.59	$17.05	$15.71	$13.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.26	0.20	0.16	0.21	0.25
Net realized and unrealized gain (loss) on investments	1.94	2.59	(2.41)	3.09	1.39	2.41
Total from investment operations	2.06	2.85	(2.21)	3.25	1.60	2.66
Dividends from net investment income	—	(0.26)	(0.21)	(0.16)	(0.20)	(0.23)
Distributions from net realized gains	—	(0.06)	(0.77)	(0.55)	(0.06)	(0.39)
Net asset value, end of period	$20.99	$18.93	$16.40	$19.59	$17.05	$15.71
Total return	10.88%	17.43%	(11.31) %	19.12%	10.23%	19.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$60,143	$55,996	$51,917	$62,321	$52,305	$49,475
Ratio of net expenses to average net assets	1.09%	1.07%	1.04%	1.09%	1.07%	1.10%
Ratio of net investment income to average net assets	1.23%	1.46%	1.14%	0.88%	1.34%	1.67%
Portfolio turnover rate	2.99%	6.05%	9.47%	11.10%	15.41%	5.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Balanced Portfolio (the “Portfolio”). The Portfolio’s investment objective is current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of real estate investment trusts ("REITs") and partnership investments. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

therein. This unaudited Semi-Annual Report reflects all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended June 30, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Balanced Portfolio(a)	0.71%	0.55%	0.71%

(a)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Brokerage Commissions: During the six months ended June 30, 2024, the Portfolio did not pay Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor"), in connection with securities transactions.
(d) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex (as defined below), may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of June 30, 2024.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(f) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Focus Fund and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of  the Audit Committee receives a fee of  $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. The Board has adopted a policy requiring Trustees to receive a minimum of  10% of  their annual compensation in shares of  one or more of  the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2024, there were no interfund trades.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of June 30, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the six months ended June 30, 2024:

	PURCHASES	SALES
Alger Balanced Portfolio	$1,704,945	$2,030,009
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian are included in Bank overdrafts in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(d). The Portfolio had no borrowings for the six months ended June 30, 2024.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2024, and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Balanced Portfolio
Class I-2:
Shares sold	82,800	$1,639,233	175,367	$3,078,898
Dividends reinvested	—	—	50,795	954,446
Shares redeemed	(175,146)	(3,480,782)	(434,005)	(7,649,374)
Net decrease	(92,346)	$(1,841,549)	(207,843)	$(3,616,030)
NOTE 7 — Income Tax Information:

At December 31, 2023, the Portfolio had no capital loss carryforwards for federal income tax purposes.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, REITs and partnership investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,566,858	$4,566,858	$—	$—
Consumer Discretionary	3,254,497	3,254,497	—	—
Consumer Staples	2,735,085	2,735,085	—	—
Energy	1,979,204	1,979,204	—	—
Financials	5,744,863	5,744,863	—	—
Healthcare	5,520,231	5,520,231	—	—
Industrials	2,891,790	2,891,790	—	—
Information Technology	15,110,305	15,110,305	—	—
Materials	837,266	837,266	—	—
Utilities	688,246	688,246	—	—
TOTAL COMMON STOCKS	$43,328,345	$43,328,345	$—	$—
CORPORATE BONDS
Consumer Discretionary	1,946,856	—	1,946,856	—
Consumer Staples	1,534,135	—	1,534,135	—
Financials	2,007,658	—	2,007,658	—
Healthcare	3,446,151	—	3,446,151	—
Industrials	978,402	—	978,402	—
Information Technology	3,157,408	—	3,157,408	—
Materials	505,037	—	505,037	—
Real Estate	1,194,034	—	1,194,034	—
Utilities	499,690	—	499,690	—
TOTAL CORPORATE BONDS	$15,269,371	$—	$15,269,371	$—
MASTER LIMITED PARTNERSHIP
Energy	217,754	217,754	—	—
REAL ESTATE INVESTMENT TRUST
Consumer Discretionary	314,833	314,833	—	—
Real Estate	928,697	928,697	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,243,530	$1,243,530	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	37,667	37,667	—	—
TOTAL INVESTMENTS IN SECURITIES	$60,096,667	$44,827,296	$15,269,371	$—
Certain of the Portfolio's assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2024, there were no assets held at carrying amount or face value.
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested,

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The risks of  investing in fixed-income securities include sensitivity to interest rate and credit rating changes, call risk, increased volatility for lower rated securities, and pre-payment risk. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to June 30, 2024, through the issuance date of the Financial Statements. On August 16, 2024, shareholders of the Portfolio elected Jean Brownhill, Susan L. Moffet, Jay C. Nadel, and one current trustee, David Rosenberg, to the Board. No other events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Portfolio's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Balanced Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

BalancedSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Remuneration paid to directors, officers and other is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable to this semi-annual report.
(a)(2)	Not applicable to this semi-annual report.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer

Date:	August 20, 2024

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer

Date:	August 20, 2024